      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 22, 1997.
                                                        Registration No. 2-92633
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

                           REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933                    / /
                            POST-EFFECTIVE AMENDMENT NO. 27               /X/
                                         and
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940                / /
                                   AMENDMENT NO. 30                       /X/

                             MANNING & NAPIER FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)


                                  1100 Chase Square
                              Rochester, New York  14604
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code (716) 325-6880

                                  B. Reuben Auspitz
                           c/o Manning & Napier Fund, Inc.
                                  1100 Chase Square
                              Rochester, New York  14604
                       (Name and Address of Agent for Service)

                                      COPIES TO:
                              Richard W. Grant, Esquire
                             Morgan, Lewis & Bockius LLP
                                2000 One Logan Square
                               Philadelphia, PA 19103
--------------------------------------------------------------------------------
                / / immediately upon filing pursuant to paragraph (b)
                       / / on [date] pursuant to paragraph (b)
                  /x/ 60 days after filing pursuant to paragraph (a)*
                  / / 75 days after filing pursuant to paragraph (a)
                 / / on [date] pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------
*Registrant has requested acceleration of this Post-Effective Amendment to November 3, 1997, or as soon thereafter as possible.
--------------------------------------------------------------------------------

MANNING & NAPIER FUND, INC.



CROSS REFERENCE SHEET
N-1A ITEM NO.                                              LOCATION
---------------------------------------------------------------------------------------------------
PART A - FOR EACH OF THE FOLLOWING PROSPECTUSES:

WORLD OPPORTUNITIES SERIES - CLASS A, CLASS B, CLASS C, CLASS D AND CLASS E SHARES

DEFENSIVE SERIES, BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, MAXIMUM HORIZON SERIES - CLASS A,
CLASS B, CLASS C, CLASS D AND CLASS E SHARES

FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, FLEXIBLE YIELD SERIES III - CLASS A, CLASS B,
CLASS D AND CLASS E SHARES

SMALL CAP SERIES - CLASS A, CLASS B, CLASS C, CLASS D AND CLASS E SHARES

TAX MANAGED SERIES - CLASS A, CLASS B, CLASS C, CLASS D AND CLASS E SHARES


Item 1.    Cover Page                                      Cover Page
Item 2.    Synopsis                                        Expense Summary
Item 3.    Condensed Financial Information                 Financial Highlights
Item 4.    General Description of Registrant               The Fund;  General Information
Item 5.    Management of the Fund                          Management;  General Information
Item 5A.   Management's Discussion of Fund Performance     *
Item 6.    Capital Stock and Other Securities              Dividends and Tax Status
Item 7.    Purchase of Securities Being Offered            Purchases, Exchanges and Redemptions of
                                                           Shares
Item 8.    Redemption or Repurchase                        Purchases, Exchanges and Redemptions of
                                                           Shares
Item 9.    Pending Legal Proceedings                       Not Applicable

PART B-ALL FUNDS

Item 10.   Cover Page                                      Cover Page
Item 11.   Table of Contents                               Table of Contents
Item 12.   General Information and History                 See Part A - The Fund; General
                                                           Information
Item 13.   Investment Objectives and Policies              Investment Objectives, Policies and
                                                           Restrictions of the Fund; Risk and
                                                           Investment Policies; Investment
                                                           Restrictions
Item 14.   Management of the Registrant                    Management
Item 15.   Control Persons and Principal                   Management
           Holders of  Securities
Item 16.   Investment Advisory and Other Services          The Adviser; Custodian and Independent
                                                           Accountant
Item 17.   Brokerage Allocation                            Portfolio Transactions and Brokerage
Item 18.   Capital Stock and Other Securities              See Part A - General Information
Item 19.   Purchase, Redemption, and                       Redemption of Shares; Net Asset Value
           Pricing of Securities
Item 20.   Tax Status                                      Federal Tax Treatment of Dividends and
                                                           Distributions
Item 21.   Underwriters                                    Distribution of Fund Shares
Item 22.   Calculation of Yield Quotations                 Not Applicable
Item 23.   Financial Statements                            Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

-----------------------------------
*Information required by Item 5A is contained in the 1996 Annual Reports to Shareholders.






    The Prospectuses for the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series and World Opportunities Series, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Manning & Napier Fund, Inc. (File No. 2-92633) filed with the Securities and Exchange Commission via EDGAR on March 18, 1997, are hereby incorporated by reference as if set forth in full herein.

    The Prospectus for the Ohio Tax Exempt Series, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Manning & Napier Fund, Inc. (File No. 2-92633) filed with the Securities and Exchange Commission via EDGAR on March 18, 1997, is hereby incorporated by reference as if set forth in full herein.

    The Prospectus for the New York Tax Exempt Series, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Manning & Napier Fund, Inc. (File No. 2-92633) filed with the Securities and Exchange Commission via EDGAR on March 18, 1997, is hereby incorporated by reference as if set forth in full herein.

    The Prospectus for the Diversified Tax Exempt Series, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Manning & Napier Fund, Inc. (File No. 2-92633) filed with the Securities and Exchange Commission via EDGAR on March 18, 1997, is hereby incorporated by reference as if set forth in full herein.

                          MANNING & NAPIER FUND, INC.
                                 P.O. Box 41118
                           Rochester, New York 14604
                                 1-800-466-3863

                                DEFENSIVE SERIES
                             BLENDED ASSET SERIES I
                            BLENDED ASSET SERIES II
                             MAXIMUM HORIZON SERIES

    Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Class A, B, C, D and E Shares (each a "Class" and collectively, the "Classes") of the Defensive Series, Blended Asset Series I, Blended Asset Series II, and the Maximum Horizon Series of the Fund (individually and collectively, the "Series").

    The primary objective of the Defensive Series is preservation of capital (i.e. to minimize the risk of negative returns), and it has with a secondary objective of long-term growth. The Advisor will seek to achieve this objective by using a conservative asset mix as well as conservative investment strategies within those asset classes. This conservative investment approach which attempts to protect capital while simultaneously seeking growth opportunities is what is intended by use of the term "defensive".

    The investment objective of the Blended Asset Series I is to seek with equal emphasis long-term growth and preservation of capital. The Advisor seeks to reduce the risk of negative returns while seeking to obtain capital growth when it believes valuations and market conditions are favorable.

    The primary objective of the Blended Asset Series II is to provide long-term growth of capital. The secondary objective is the preservation of capital.

    The primary objective of the Maximum Horizon Series is to achieve the high level of long-term capital growth typically associated with the stock market.

    This Prospectus provides you with the basic information you should know before investing in either Series. The Fund's other series are offered through separate prospectuses. You should read this Prospectus and keep it for future
reference. A Statement of Additional Information dated         , 1997,
containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS         , 1997.

EXPENSES
---------

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

                                                                      All Classes
                                                                      -----------
Maximum Sales Charge Imposed on Purchases...........................        None
Redemption Fees(1)..................................................        None
Exchange Fees(2)....................................................        None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."

(2) A shareholder may effect up to four (4) exchanges in a twelve (12) month period without change. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES - CLASS A SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class A Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS A SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                                                                    Maximum
                                                  Defensive    Blended Asset    Blended Asset       Horizon
                                                  Series(1)     Series I(1)     Series II(1)       Series(1)
                                                 -----------  ---------------  ---------------  ---------------
Management Fees After Reduction of Fees(2).....        0.00%          0.89%            0.98%            0.00%
Rule 12b-1 Fees................................        None           None             None             None
Other Expenses.................................        1.00%          0.31%            0.22%            1.20%
                                                        ---            ---              ---              ---
Total Operating Expenses(2)....................        1.00%          1.20%            1.20%            1.20%
                                                        ---            ---              ---              ---
                                                        ---            ---              ---              ---

(1) The Blended Asset Series I and Blended Asset Series II were engaged in active investment operations for the fiscal period ended October 31, 1996; Defensive Series and Maximum Horizon Series were engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses are used above.

(2) The Advisor has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class A Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class A Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                  Defensive    Blended Asset    Blended Asset        Maximum
 Class A Shares                                   Series I       Series I         Series II      Horizon Series
-----------------------------------------------  -----------  ---------------  ---------------  -----------------
 Management Fees...............................        0.80%          1.00%            1.00%             1.00%
 Total Operating Expenses......................        5.41%          1.31%            1.22%             6.62%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class A Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

EXAMPLE - CLASS A SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Defensive Series                    $      10    $      32    $      55    $     122
Blended Asset Series I                     12           38           66          145
Blended Asset Series II                    12           38           66          145
Maximum Horizon Series                     12           38           66          145

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS B SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class B Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS B SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                  Defensive    Blended Asset    Blended Asset        Maximum
                                                  Series(1)     Series I(1)     Series II(1)    Horizon Series(1)
                                                 -----------  ---------------  ---------------  -----------------
Management Fees After Reduction of Fees(2).....        0.00%          0.89%            0.98%             0.00%
Rule 12b-1/Service Fees(3).....................        1.00%          1.00%            1.00%             1.00%
Other Expenses.................................        1.00%          0.31%            0.22%             1.20%
                                                        ---            ---              ---               ---
Total Operating Expenses(2)....................        2.00%          2.20%            2.20%             2.20%
                                                        ---            ---              ---               ---
                                                        ---            ---              ---               ---

(1) The Blended Asset Series I and Blended Asset Series II were engaged in active investment operations for the fiscal period ended October 31, 1996; Defensive Series and Maximum Horizon Series were engaged in active investment operations for the year ended October 31, 1996; therefore, the actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class B Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class B Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                  Defensive    Blended Asset    Blended Asset       Maximum
 Class B Shares                                    Series        Series I         Series II     Horizon Series
-----------------------------------------------  -----------  ---------------  ---------------  ---------------
 Management Fees...............................        0.80%          1.00%            1.00%            1.00%
 Total Operating Expenses......................        6.41%          2.31%            2.22%            7.62%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class B shares, 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class B Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE - CLASS B SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                        1 year       3 years      5 years     10 years
                                         -----     -----------  -----------  -----------
Defensive Series                       $      20    $      63    $     108    $     233
Blended Asset Series I                        22           69          118          253
Blended Asset Series II                       22           69          118          253
Maximum Horizon Series                        22           69          118          253

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS C SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class C Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS C SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                  Defensive    Blended Asset    Blended Asset        Maximum
                                                  Series(1)     Series I(1)     Series II(1)    Horizon Series(1)
                                                 -----------  ---------------  ---------------  -----------------
Management Fees After Reduction of Fees(2).....        0.00%          0.89%            0.98%             0.00%
Rule 12b-1/Service Fees(3).....................        0.75%          0.75%            0.75%             0.75%
Other Expenses.................................        1.00%          0.31%            0.22%             1.20%
                                                        ---            ---              ---               ---
Total Operating Expenses(2)....................        1.75%          1.95%            1.95%             1.95%
                                                        ---            ---              ---               ---
                                                        ---            ---              ---               ---

(1) The Blended Asset Series I and Blended Asset Series II were engaged in active investment operations for the fiscal period ended October 31, 1996; Defensive Series and Maximum Horizon Series were engaged in active investment operations for the year ended October 31, 1996; therefore, the management fees and other expenses are used above.

(2) The Advisor has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class C Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class C Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                  Defensive    Blended Asset    Blended Asset   Maximum Horizon
 Class C Shares                                    Series        Series I         Series II         Series
-----------------------------------------------  -----------  ---------------  ---------------  ---------------
 Management Fees...............................        0.80%          1.00%            1.00%            1.00%
 Total Operating Expenses......................        6.16%          2.06%            1.97%            7.37%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class C shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class C Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS C SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class C Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Defensive Series                    $      18    $      55    $      95    $     206
Blended Asset Series I                     20           61          105          227
Blended Asset Series II                    20           61          105          227
Maximum Horizon Series                     20           61          105          227

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS D SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class D Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS D SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                  Defensive    Blended Asset    Blended Asset        Maximum
                                                  Series(1)     Series I(1)     Series II(1)    Horizon Series(1)
                                                 -----------  ---------------  ---------------  -----------------
Management Fees After Reduction of Fees(2).....        0.00%          0.89%            0.98%             0.00%
Rule 12b-1/Service Fees(3).....................        0.50%          0.50%            0.50%             0.50%
Other Expenses.................................        1.00%          0.31%            0.22%             1.20%
                                                        ---            ---              ---               ---
Total Operating Expenses(2)....................        1.50%          1.70%            1.70%             1.70%
                                                        ---            ---              ---               ---
                                                        ---            ---              ---               ---

(1) The Blended Asset Series I and Blended Asset Series II were engaged in active investment operations for the fiscal period ended October 31, 1996; Defensive Series and Maximum Horizon Series were engaged in active investment operations for the year ended October 31, 1996; therefore, the actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class D Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class D Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                  Defensive    Blended Asset    Blended Asset   Maximum Horizon
 Class D Shares                                    Series        Series I         Series II         Series
-----------------------------------------------  -----------  ---------------  ---------------  ---------------
 Management Fees...............................        0.80%          1.00%            1.00%            1.00%
 Total Operating Expenses......................        5.91%          1.81%            1.72%            7.12%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class D shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class D Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS D SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class D Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Defensive Series                    $      15    $      47    $      82    $     179
Blended Asset Series I                     17           54           92          201
Blended Asset Series II                    17           54           92          201
Maximum Horizon Series                     17           54           92          201

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS E SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class E Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS E SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                  Defensive    Blended Asset    Blended Asset        Maximum
                                                  Series(1)     Series I(1)     Series II(1)    Horizon Series(1)
                                                 -----------  ---------------  ---------------  -----------------
Management Fees After Reduction of Fees(2).....        0.00%          0.89%            0.98%             0.00%
Rule 12b-1/Service Fees(3).....................        0.25%          0.25%            0.25%             0.25%
Other Expenses.................................        1.00%          0.31%            0.22%             1.20%
                                                        ---            ---              ---               ---
Total Operating Expenses(2)....................        1.25%          1.45%            1.45%             1.45%
                                                        ---            ---              ---               ---
                                                        ---            ---              ---               ---

(1) The Blended Asset Series I and Blended Asset Series II were engaged in active investment operations for the fiscal period ended October 31, 1996; Defensive Series and Maximum Horizon Series were engaged in active investment operations for the year ended October 31, 1996; therefore, the actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class E Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class E Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                  Defensive    Blended Asset    Blended Asset   Maximum Horizon
Class E Shares                                     Series        Series I         Series II         Series
-----------------------------------------------  -----------  ---------------  ---------------  ---------------
Management Fees................................        0.80%          1.00%            1.00%            1.00%
Total Operating Expenses.......................        5.66%          1.56%            1.47%            6.87%

As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class E Shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class E Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS E SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Defensive Series                    $      13    $      40    $      69    $     151
Blended Asset Series I                     15           46           79          174
Blended Asset Series II                    15           46           79          174
Maximum Horizon Series                     15           46           79          174

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

FINANCIAL HIGHLIGHTS
---------------------

The following tables provide selected per share data and ratios for the Class A Shares of the Blended Asset Series I, Blended Asset Series II, Defensive Series and Maximum Horizon Series (for a share outstanding throughout the period for the periods shown). The tables, except with respect to the unaudited interim periods, are part of the Series' financial statements, which are incorporated by reference into the Fund's Statement of Additional Information. The financial highlights presented herein for the period ended April 30, 1997 are unaudited. Deloitte & Touche LLP, the Fund's independent accountants, audited the Fund's financial highlights for each of the other periods shown. Additional performance information is contained in the Fund's 1997 Semi-Annual report to Shareholders and its 1996 Annual Report to Shareholders and each is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of April 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. These tables should be read in conjunction with the Series' financial statements and notes thereto.

DEFENSIVE SERIES - CLASS A SHARES

                                                                For the Six
                                                                  Months          For the
                                                                   Ended           Year
                                                                  4/30/97          Ended
                                                                (Unaudited)      10/31/96
                                                                -----------     -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                           $    10.29      $    10.00
                                                                -----------     -----------
Income from investment operations:
  Net investment income                                               0.18            0.35
  Net realized and unrealized gain (loss) on investments              0.02            0.14
                                                                -----------     -----------
Total from investment operations                                      0.20            0.49
                                                                -----------     -----------
Less distributions to shareholders:
  From net investment income                                         (0.19)          (0.20)
  From net realized gain on investments                              (0.07)         -
                                                                -----------     -----------
Total distribution to shareholders                                   (0.25)          (0.20)
                                                                -----------     -----------
NET ASSET VALUE - END OF PERIOD                                 $    10.24      $    10.29
                                                                -----------     -----------
                                                                -----------     -----------
Total return(1)                                                       2.00%           4.94%
Ratios (to average net assets) / Supplemental Data:
  Expenses*                                                           1.00%(2)        1.00%
  Net investment income*                                              4.56%(2)        4.26%
Portfolio turnover                                                      21%             30%
Average commission rate paid                                    $   0.0514      $   0.0691
NET ASSETS - END OF PERIOD (000's omitted)                      $    1,577      $      745
                                                                -----------     -----------
                                                                -----------     -----------

* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law and the net investment income per share and the ratios would have been as follows:

Net investment income                                           $     0.12      $     0.23
Ratios (to average net assets):
  Expenses                                                            2.50%(2)        2.50%
  Net investment income                                               3.06%(2)        2.76%

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

BLENDED ASSETS SERIES I - CLASS A SHARES

                                                                                                                    For the
                                                                                                                    Period
                                                                                                                    9/15/93
                                          For the Six                                                             (commencement
                                            Months          For the Ten         For the           For the             of
                                             Ended            Months             Year              Year           operations)
                                            4/30/97            Ended             Ended             Ended              to
                                          (Unaudited)       10/31/96(3)        12/31/95          12/31/94          12/31/93
                                          -----------       -----------       -----------       -----------       -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD       $  11.20          $  10.72          $   9.72          $  10.05          $  10.00
                                          -----------       -----------       -----------       -----------       -----------
Income from investment operations:
  Net investment income                         0.21              0.29              0.34              0.20              0.05
  Net realized and unrealized gain
    (loss) on investments                       0.14              0.31              1.70             (0.28)             0.04
                                          -----------       -----------       -----------       -----------       -----------
Total from investment operations                0.35              0.60              2.04             (0.08)             0.09
                                          -----------       -----------       -----------       -----------       -----------
Less distributions to shareholders:
  From net investment income                   (0.27)            (0.09)            (0.34)            (0.20)            (0.04)
  In excess of net investment income          -                 -                  (0.01)           -                 -
  From net realized gain on investments        (0.15)            (0.03)            (0.69)            (0.04)           -
  In excess of net realized gain              -                 -                 -                  (0.01)           -
                                          -----------       -----------       -----------       -----------       -----------
Total distributions to shareholders            (0.42)            (0.12)            (1.04)            (0.25)            (0.04)
                                          -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE - END OF PERIOD             $  11.13          $  11.20          $  10.72          $   9.72          $  10.05
                                          -----------       -----------       -----------       -----------       -----------
                                          -----------       -----------       -----------       -----------       -----------
Total return(1):                                3.56%             5.64%            21.08%            (0.80%)            0.93%
Ratios (to average net assets) /
  Supplemental Data:
  Expenses                                      1.20%(2)**        1.20%(2)**        1.20%**           1.20%*            1.20%(2)*
  Net investment income                         3.78%**           3.69%(2)**        3.64%**           3.40%*            2.47%(2)*
Portfolio turnover                                16%               85%               72%               45%                1%
Average commission rate paid                $ 0.0370          $ 0.0515          $ 0.0689            -                 -
NET ASSETS - END OF PERIOD
  (000's omitted)                           $ 19,732          $ 17,794          $  9,518          $  4,519          $    475
                                          -----------       -----------       -----------       -----------       -----------
                                          -----------       -----------       -----------       -----------       -----------

 * The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law.

** The investment advisor waived a portion of its management fee. If the full expenses had been incurred by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:

Net investment income                     $ 0.21         $ 0.28         $ 0.31         $ 0.12         $  0.02
Ratios (to average net assets):
  Expenses                                  1.24%(2)       1.31%(2)       1.53%          2.50%           2.50%(2)
  Net investment income                     3.74%(2)       3.58%(2)       3.31%          2.10%           1.17%(2)

(1) Represents aggregate total return for the period indicated.

(2) Annualized

(3) Effective January 1, 1996, the Series changed its fiscal year end from December 31 to October 31.

BLENDED ASSET SERIES II - CLASS A SHARES

                                                                                                                    For the
                                                                                                                    Period
                                                                                                                   10/12/93
                                          For the Six                                                             (commencement
                                            Months            For the           For the           For the             of
                                             Ended          Ten Months           Year              Year           operations)
                                            4/30/97            Ended             Ended             Ended              to
                                          (Unaudited)        10/31/96*         12/31/95          12/31/94          12/31/93
                                          -----------       -----------       -----------       -----------       -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD       $  13.04          $  11.95          $  10.12          $   9.98          $  10.00
                                          -----------       -----------       -----------       -----------       -----------
Income from investment operations:
  Net investment income                         0.19              0.23              0.24              0.11              0.01
  Net realized and unrealized gain
    (loss) on investments                       0.62              0.96              3.05              0.24             (0.03)
                                          -----------       -----------       -----------       -----------       -----------
Total from investment operations                0.81              1.19              3.29              0.35             (0.02)
                                          -----------       -----------       -----------       -----------       -----------
Less distributions to shareholders:
  From net investment income                   (0.24)            (0.04)            (0.24)            (0.12)            (0.00)(3)
  From net realized gain on investments        (0.41)            (0.06)            (1.22)            (0.09)           -
                                          -----------       -----------       -----------       -----------       -----------
Total distributions to shareholders            (0.67)            (0.10)            (1.46)            (0.21)            (0.00)
                                          -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE - END OF PERIOD             $  13.18          $  13.04          $  11.95          $  10.12          $   9.98
                                          -----------       -----------       -----------       -----------       -----------
                                          -----------       -----------       -----------       -----------       -----------
Total return(1)                                 6.27%            10.01%            32.64%             3.52%            (0.18%)
Ratios (to average net assets) /
  Supplemental Data:
  Expenses                                      1.15%(2)          1.20%(2)**        1.20%**           1.20%*            1.20%(2)*
  Net investment income                         2.84%(2)          2.51%(2)**        2.53%**           2.12%*            1.94%(2)*
Portfolio turnover                                26%               57%               63%               19%                0%
Average commission rate paid                $ 0.0510          $ 0.0524          $ 0.0635            -                 -
NET ASSETS - END OF PERIOD (000's
  omitted)                                  $ 40,747          $ 32,999          $ 20,519          $  7,214          $    475
                                          -----------       -----------       -----------       -----------       -----------
                                          -----------       -----------       -----------       -----------       -----------

* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund for the period ended December 31, 1993, expenses would have been limited to that allowed by state securities law.

** The investment advisor waived a portion of its management fee. If the full expenses had been incurred by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:

Net investment income                            N/A          $   0.23          $   0.23          $   0.05          $   0.01
Ratios (to average net assets):
  Expenses                                       N/A              1.22%(2)          1.33%             2.31%             2.50%(2)
  Net investment income                          N/A              2.49%(2)          2.40%             1.01%             0.64%(2)

(1) Represents aggregate total return for the period indicated.

(2) Annualized

(3) Distribution from net investment income amounted to $0.0017 per share.

(4) Effective January 1, 1996, the Series changed its fiscal year end from December 31 to October 31.

MAXIMUM HORIZON SERIES - CLASS A SHARES

                                                                                  For the Six
                                                                                    Months            For the
                                                                                     Ended             Year
                                                                                    4/30/97            Ended
                                                                                  (Unaudited)        10/31/96
                                                                                  -----------       -----------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                                               $  11.38          $  10.00
                                                                                  -----------       -----------
Income from investment operations:
  Net investment income                                                                 0.07              0.15
  Net realized and unrealized gain (loss) on investments                                0.98              1.36
                                                                                  -----------       -----------
Total from investment operations                                                        1.05              1.51
                                                                                  -----------       -----------
Less distributions to shareholders:
  From net investment income                                                           (0.04)            (0.13)
  From net realized gains                                                              (0.08)           -
                                                                                  -----------       -----------
Total distributions to shareholders                                                    (0.12)           -
                                                                                  -----------       -----------
NET ASSET VALUE - END OF PERIOD                                                     $  12.31          $  11.38
                                                                                  -----------       -----------
                                                                                  -----------       -----------
Total return(1)                                                                         9.28%            15.21%
Ratios (to average net assets) / Supplemental Data:
  Expenses                                                                              1.20%(2)**        1.20%*
  Net investment income                                                                 1.58%(2)**        1.71%*
Portfolio turnover                                                                        41%               95%
Average commission rate paid                                                        $ 0.0502          $ 0.0655
NET ASSETS - END OF PERIOD (000's omitted)                                          $  5,168          $  1,574
                                                                                  -----------       -----------
                                                                                  -----------       -----------

 * The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law.

** The investment advisor waived a portion of it management fee. If the full expenses had been incurred in either instance above, the net investment income per share and the ratios would have been as follows:

Net investment income                                                               $   0.04          $   0.04
Ratios (to average net assets):
  Expenses                                                                              1.82%(2)          2.50%
  Net investment income                                                                 0.96%(2)          0.41%

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

THE FUND
--------

    The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Defensive Series, Blended Asset Series I, Blended Asset Series II, and the Maximum Horizon Series, each of which is offered through five separate classes of shares, Class A, B, C, D and E Shares, respectively. Class A Shares of each Series are offered to investors who purchase their shares directly from Manning & Napier Investor Services, Inc. (the "Distributor"). Class B, C, D and E Shares are offered only through financial intermediaries which provide to the Fund and its shareholders varying levels of distribution and shareholder services as described under "Distribution of Fund Shares" below. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series are diversified funds.

RISK AND INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------

DEFENSIVE SERIES

    The primary objective of the Defensive Series is preservation of capital (i.e. to minimize the risk of negative returns), and it has a secondary objective of long-term growth. The Advisor will seek to achieve this objective by using a conservative asset mix as well as conservative investment strategies within those asset classes. This conservative investment approach which attempts to protect capital while simultaneously seeking growth opportunities is what is intended by use of the term "defensive". From time to time, the Advisor will vary the proportions invested in common stocks, income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Defensive Series' investments fluctuate in value, the Series' shares will fluctuate in value. In pursuit of its primary objective, the Defensive Series will, under normal circumstances, invest a substantial portion of its assets in certain debt securities, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities afford less opportunity for growth than traditional common stocks but they entail less risk of loss and may also offer some opportunity for growth of capital as well as for income and relative stability. There is no assurance that the Defensive Series will attain its objective.

    The Series' investment objectives are not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in a Series' objective.

BLENDED ASSET SERIES I

    The investment objective of the Blended Asset Series I is to seek with equal emphasis long-term growth and preservation of capital. From time to time, the Advisor will vary the proportions invested in common stocks, income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Blended Asset Series I's investments fluctuate in value, the Blended Assets Series I shares will fluctuate in value. The Advisor seeks to reduce the risk of negative returns while seeking to obtain capital growth when it believes valuations and market conditions are favorable. In this process the Advisor will work to try to dampen the year-to-year swings in the market value in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market. There is no assurance that the Blended Asset Series I will attain its objective.

    The Series' investment objectives are not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in a Series' objective.

BLENDED ASSET SERIES II

    The primary objective of the Blended Asset Series II is to provide long-term growth of capital. The secondary objective of the Blended Asset Series II is the preservation of capital. From time to time, the Advisor will vary the proportions invested in common stocks, income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Blended Asset Series II's investments fluctuate in value, the Blended Asset Series II shares will fluctuate in value. In pursuit of its primary objective, the Blended Asset Series II will often invest more than 50% in common stocks, and securities convertible into common stocks, of companies the Advisor believes have long-term growth potential. However, in light of the secondary objective of the Blended Asset Series II, it may, even under normal circumstances, invest a substantial portion of its assets in certain debt securities, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities afford less opportunity for growth than common stocks but they entail less risk of loss and may also offer some opportunity for growth of capital as well as for income and relative stability. There is no assurance that the Blended Asset Series II will attain its objective.

    The Series' investment objectives are not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in a Series' objective.

MAXIMUM HORIZON SERIES

    The primary objective of Maximum Horizon Series is to achieve the high level of long-term capital growth typically associated with the stock market. The Advisor will normally concentrate the investments of the Series in common stocks, but may also utilize income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Maximum Horizon Series' investments fluctuate in value, the shares of the Series will also fluctuate in value. There is no assurance that the Maximum Horizon Series will attain its objective.

    The Series' investment objectives are not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in a Series' objective.

GENERAL

    In pursuit of their investment objectives, the Series may invest in a wide variety of equity and debt securities. Equity securities consist of common stocks, securities convertible thereto, and warrants. None of the Series intends to invest more than 5% of the value of its total net assets in warrants. The principal factor in selecting convertible bonds will be the potential to benefit from movement in the stock price. There will be no minimum rating standards for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

    The debt securities in which each Series may invest consist of corporate debt securities, mortgage-backed securities and obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities. Each Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See "Risk and Additional Information about Investment Policies - High Yield Debt Securities".

    For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

    In addition, each of the Series may, to varying degrees, use certain techniques and strategies discussed below under "Risk and Additional Information about Investment Policies".

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
---------------------------------------------------

    Set forth below is further information about certain types of securities in which the Series may invest, as well as information about additional types of investments and certain strategies the Series may pursue. Unless otherwise noted, these policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

    Each Series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Each Series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Series.

    With respect to the bond investments within each portfolio, each Series generally emphasizes investments in U.S. Government securities and companies domiciled in the United States; however, it may invest up to 25% of its assets in foreign securities of the same types and quality as the domestic securities in which the Series may invest when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment objective of the Series. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

    There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S.

    Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

    Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

    The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

SECURITIES LENDING

    Each Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

U.S. GOVERNMENT SECURITIES

    Each Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' right to borrow from the U.S. Treasury. The issues of other agencies (e.g., Fannie Mae) are supported only by the credit of the agency.

SHORT SALES

    Each Series may within limits engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

    Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a segregated account with its custodian consisting of high-grade liquid debt instruments or cash in an amount at least equal to the purchase price.

INTEREST RATE RISK

    The value of the fixed income securities held by the Series will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

MORTGAGE-BACKED SECURITIES

    Each Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Each Series may purchase CMOs that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflect interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

HIGH YIELD DEBT SECURITIES

    High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

ZERO-COUPON BONDS

    Some of the securities in which the Series invest may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

    Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, i.e. to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. Each Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. Each Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount for which the option is "in the money".

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

    A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FUTURES CONTRACTS

    Each Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. None of the Series may purchase or sell futures contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or high grade liquid securities in a segregated account with its custodian in the amount prescribed.

    A Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the security being hedged is imperfect and there is a risk that the value of the security being hedged may increase or decrease at a greater rate than the related futures contract, resulting in a loss to the Series. Certain futures exchanges or boards of trade have established daily price limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase or sell certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    A Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series do not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract creates an obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract creates an obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Each Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. None of the Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

    A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

    There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

PRINCIPAL INVESTMENT RESTRICTIONS
-----------------------------

    Each Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

    Each Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

    None of the Series may, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer.

    None of the Series may invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities).

    None of the Series will invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

    Each of the Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

    The Defensive Series and the Maximum Horizon Series may both invest assets in securities of any other open-end investment company (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

    None of the Series may make loans, but each may invest in debt securities and repurchase agreements and may engage in securities lending.

    Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT
-----------

    The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with their Investment Advisor, Custodian and Distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

    The Advisor acts as investment advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

    As of the date of this Prospectus, the Advisor supervised over $7.0 billion in assets of clients, including both individuals and institutions. For its services to the Series under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .80% for the Defensive Series and 1.00% for the Blended Asset Series I, Blended Asset Series II, and the Maximum Horizon Series of the Series daily net assets. This fee is higher than the mean fee paid by all other mutual funds. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Officers and Directors.

DISTRIBUTION OF FUND SHARES
------------------------

    Manning & Napier Investor Services, Inc. (the "Distributor") acts as distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Fund has adopted a Distribution Agreement with respect to each Class of shares and related Plans of Distribution with respect to Class B, C, D and E Shares (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Class A Shares are offered to investors who purchase their shares directly from the Distributor and are not subject to distribution or shareholder servicing fees. Class B, C, D and E Shares are offered only by or through investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries").

    The Distributor receives distribution and services fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of services it agrees to provide under its Servicing Agreement.

    As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .75% of the Class C

Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to .25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

    Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

YIELD AND TOTAL RETURN
-------------------

    From time-to-time each Series may advertise its total return. BOTH YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. The respective performance figures for the Classes will differ because of the different distribution and/or shareholder services fees charged to Classes B, C, D and E Shares.

    The "30-day yield" of a Series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES
--------------------------------------------

    Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

PURCHASES

    The minimum initial investment in each class of the Series is $2,000 and subsequent purchases must be at least $100. The minimum initial investment is waived for participants in the Automatic Investment Plan (see "Automatic Investment Plan" below) and for shareholders who purchase shares through Financial Intermediaries that provide sub-accounting services to the Fund. These minimums may be waived at the Distributor's discretion. The Fund has the right to refuse any order.

    Payment may be made by check or readily available funds. A purchase order will be effective as of the day the check is received by the Distributor if the Distributor receives the check before the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time. If payment is received by wire, the purchase order will be effective the day payment is received by the Series' custodian bank. The purchase price of shares of each Class of a Series is the net asset value determined on the day the check or wire is received.

    The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

    The Advisor will not accept securities in exchange for shares of a Series unless (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

AUTOMATIC INVESTMENT PLAN

    Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on a checking account. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The minimum amount of each automatic investment is $25. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

EXCHANGES BETWEEN SERIES

    As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares of a Class in an account for which payment has been received by the Fund may be exchanged for shares of the same Class of any of the other Series of the Manning & Napier Fund, Inc. that offer that Class at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days' notice to shareholders subject to applicable law.

REDEMPTIONS

    If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange. Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption.

    Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks) or through the Automatic Investment Plan, payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check or draft has cleared.

    Subject to the Series' compliance with applicable regulations, each Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

    Due to the relatively high cost of maintaining small accounts, the Series reserve the right to redeem Class A Shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

SHARE PRICE
----------

    The share price or "net asset value" per share of each class of each Series is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The net asset value per share of each Class of a Series is determined by dividing the total value of its investments and other assets that are allocated to that Class, less any liabilities that are allocated to that Class, by the Class's total outstanding shares. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS
----------------------

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    Each Series intends to distribute to its shareholders on a semi-annual basis dividends substantially equal to all of its net investment income. Each Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each non-corporate taxable shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate of 31% from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

    If a taxable shareholder invests shortly before the Series declares a taxable dividend, a portion of the investment will be returned as a taxable distribution (commonly referred to as "buying into a dividend"). This distribution will be taxable regardless of whether you elected to reinvest your distribution in additional shares or take the distribution in cash. If you would like to avoid buying into a dividend, you may contact the Fund to find out when the Series plans to declare a distribution and invest after that date.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following is only a general summary of certain federal income tax considerations affecting the Series and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. These Series are not managed with respect to tax outcomes for their shareholders.

    Under Subchapter M of the Internal Revenue Code of 1986, (the "Code") the Series are treated as separate entities for tax purposes. The Series intend to qualify each year as regulated investment companies under Subchapter M of the Code. If the Series so qualify, they will not be subject to federal income taxes on their net investment income and capital gains, if any, which they distribute to their shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital loss) for the taxable year is distributed, and provided that the Series meet certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans. In view of the investment policy of the Maximum Horizon Series, ordinary income dividends, if any, are expected to be small.

    A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently the Series intend to make sufficient distributions of their ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

    Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

GENERAL INFORMATION
-----------------

    The Fund was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. As of September 22, 1997, National Financial Services Corporation, FBO Customers, 200 Liberty Street, New York, NY 10281-1003 owned 27.05% of the Defensive Series and 60.56% of the Maximum Horizon Series, and they are deemed under the 1940 Act to be beneficial owners of each such Series.

    Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of the classes of the same Series may have different net asset values per share.

    The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

    All securities and cash are held by Boston Safe Deposit and Trust Company. Deloitte & Touche, LLP serves as independent accountants for the Series and will audit their financial statements annually.

    Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds which are rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

    AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    The C rating is reserved for income bonds on which no interest is being paid.

    Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

    P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -Leading market positions in well-established industries.
    -High rates of return on funds employed.
    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment for senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

    A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated B are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          MANNING & NAPIER FUND, INC.
                                 P.O. Box 41118
                           Rochester, New York 14604
                                 1-800-466-3863

                            FLEXIBLE YIELD SERIES I
                            FLEXIBLE YIELD SERIES II
                           FLEXIBLE YIELD SERIES III

    Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Class A, B, C, D and E Shares (each a "Class" and collectively, the "Classes") of the Flexible Yield Series I, Flexible Yield Series II and the Flexible Yield Series III (individually and collectively, the "Series") of the Fund.

    The primary objective of the Flexible Yield Series I is to seek the highest level of total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar-weighted average maturity of not more than 5 years.

    The primary objective of the Flexible Yield Series II is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar-weighted average maturity of not more than 10 years.

    The primary objective of the Flexible Yield Series III is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities without regard to maturity.

    This Prospectus provides you with the basic information you should know before investing in the Series. The Fund's other series are offered through separate prospectuses. You should read this Prospectus and keep it for future
reference. A Statement of Additional Information, dated           , 1997,
containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS             , 1997.

EXPENSES
---------

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

                                                                      All Classes
                                                                      -----------
Maximum Sales Charge Imposed on Purchases...........................        None
Redemption Fees(1)..................................................        None
Exchange Fees(2)....................................................        None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."

(2) A shareholder may effect up to four (4) exchanges in a twelve (12) month period without change. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES - CLASS A SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class A Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF CLASS A SHARES OF THE SERIES
----------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                                 Flexible       Flexible       Flexible
                                                                   Yield          Yield          Yield
                                                                Series I(1)   Series II(1)   Series III(1)
                                                               -------------  -------------  -------------
Management Fees After Reduction of Fees(2)...................         0.00%          0.00%          0.00%
Rule 12b-1 Fees..............................................         None           None           None
Other Expenses After Expense Reimbursement...................         0.70%          0.80%          0.85%
                                                                     -----          -----          -----
Total Operating Expenses(2)..................................         0.70%          0.80%          0.85%
                                                                     -----          -----          -----
                                                                     -----          -----          -----

(1) The Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the fiscal period ended October 31, 1997; therefore, actual management fees and other expenses are used above.

(2) The Advisor has agreed to waive its management fees and/or to reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class A Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class A Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                               Flexible Yield   Flexible Yield   Flexible Yield
 Class A Shares                                                   Series I         Series II       Series III
-------------------------------------------------------------  ---------------  ---------------  ---------------
 Management Fees.............................................          0.35%            0.45%            0.50%
 Total Operating Expenses....................................          6.45%            5.17%            2.74%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class A Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

EXAMPLE - CLASS A SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Flexible Yield Series I             $       7    $      22    $      39    $      87
Flexible Yield Series II                    8           26           44           99
Flexible Yield Series III                   9           27           47          105

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

ANNUAL OPERATING EXPENSES - CLASS B SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class B Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS B SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                               Flexible Yield   Flexible Yield   Flexible Yield
                                                                 Series I(1)     Series II(1)     Series III(1)
                                                               ---------------  ---------------  ---------------
Management Fees After Reduction of Fees(2)...................          0.00%            0.00%            0.00%
Rule 12b-1/Service Fees(3)...................................          1.00%            1.00%            1.00%
Other Expenses After Expense Reimbursement...................          0.70%            0.80%            0.85%
                                                                        ---              ---              ---
Total Operating Expenses(2)..................................          1.70%            1.80%            1.85%
                                                                        ---              ---              ---
                                                                        ---              ---              ---

(1) The Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the fiscal period ended October 31, 1997; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or to reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class B Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class B Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                               Flexible Yield   Flexible Yield   Flexible Yield
 Class B Shares                                                   Series I         Series II       Series III
-------------------------------------------------------------  ---------------  ---------------  ---------------
 Management Fees.............................................          0.35%            0.45%            0.50%
 Total Operating Expenses....................................          7.45%            6.17%            3.74%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class B shares, 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class B Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

EXAMPLE - CLASS B SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Flexible Yield Series I             $      17    $      54    $      92    $     201
Flexible Yield Series II                   18           57           97          212
Flexible Yield Series III                  19           58          100          217

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

ANNUAL OPERATING EXPENSES - CLASS C SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class C Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS C SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                               Flexible Yield   Flexible Yield   Flexible Yield
                                                                 Series I(1)     Series II(1)     Series III(1)
                                                               ---------------  ---------------  ---------------
Management Fees After Reduction of Fees(2)...................          0.00%            0.00%            0.00%
Rule 12b-1/Service Fees(3)...................................          0.75%            0.75%            0.75%
Other Expenses After Expense Reimbursement...................          0.70%            0.80%            0.85%
                                                                        ---              ---              ---
Total Operating Expenses(2)..................................          1.45%            1.55%            1.60%
                                                                        ---              ---              ---
                                                                        ---              ---              ---

(1) The Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the fiscal period ended October 31, 1997; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or to reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class C Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class C Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                               Flexible Yield   Flexible Yield   Flexible Yield
 Class C Shares                                                   Series I         Series II       Series III
-------------------------------------------------------------  ---------------  ---------------  ---------------
 Management Fees.............................................          0.35%            0.45%            0.50%
 Total Operating Expenses....................................          7.20%            5.92%            3.49%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class C shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class C Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS C SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class C Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Flexible Yield Series I             $      15    $      46    $      79    $     174
Flexible Yield Series II                   16           49           84          185
Flexible Yield Series III                  16           50           87          190

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

ANNUAL OPERATING EXPENSES - CLASS D SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class D Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS D SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                               Flexible Yield   Flexible Yield   Flexible Yield
                                                                 Series I(1)     Series II(1)     Series III(1)
                                                               ---------------  ---------------  ---------------
Management Fees After Reduction of Fees(2)...................          0.00%            0.00%            0.00%
Rule 12b-1/Service Fees(3)...................................          0.50%            0.50%            0.50%
Other Expenses After Expense Reimbursement...................          0.70%            0.80%            0.85%
                                                                        ---              ---              ---
Total Operating Expenses(2)..................................          1.20%            1.30%            1.35%
                                                                        ---              ---              ---
                                                                        ---              ---              ---

(1) The Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the fiscal period ended October 31, 1997; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or to reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class D Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class D Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                               Flexible Yield   Flexible Yield   Flexible Yield
 Class D Shares                                                   Series I         Series II       Series III
-------------------------------------------------------------  ---------------  ---------------  ---------------
 Management Fees.............................................          0.35%            0.45%            0.50%
 Total Operating Expenses....................................          6.95%            5.67%            3.24%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class D shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class D Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS D SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class D Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Flexible Yield Series I             $      12    $      38    $      66    $     145
Flexible Yield Series II                   13           41           71          157
Flexible Yield Series III                  14           43           74          162

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

ANNUAL OPERATING EXPENSES - CLASS E SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class E Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS E SHARES OF EACH SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

                                                               Flexible Yield   Flexible Yield   Flexible Yield
                                                                 Series I(1)     Series II(1)     Series III(1)
                                                               ---------------  ---------------  ---------------
Management Fees After Reduction of Fees(2)...................          0.00%            2.00%            0.00%
Rule 12b-1/Service Fees(3)...................................          0.25%            0.25%            0.25%
Other Expenses After Expense Reimbursement...................          0.70%            0.80%            0.85%
                                                                        ---              ---              ---
Total Operating Expenses(2)..................................          0.95%            1.05%            1.10%
                                                                        ---              ---              ---
                                                                        ---              ---              ---

(1) The Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the fiscal period ended October 31, 1997; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Advisor has agreed to waive its management fees and/or to reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class E Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class E Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                               Flexible Yield   Flexible Yield   Flexible Yield
 Class E Shares                                                   Series I         Series II       Series III
-------------------------------------------------------------  ---------------  ---------------  ---------------
 Management Fees.............................................          0.35%            0.45%            0.50%
 Total Operating Expenses....................................          6.70%            5.42%            2.99%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Advisor reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class E Shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class E Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS E SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class E Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Flexible Yield Series I             $      10    $      30    $      53    $     117
Flexible Yield Series II                   11            3           58          128
Flexible Yield Series III                  11           35           61           34

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Advisor in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

FINANCIAL HIGHLIGHTS
---------------------

The following tables provide selected per share data and ratios for the Class A Shares of the Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III (for a share outstanding throughout the period for the periods shown). The tables, except with respect to the unaudited interim periods, are part of the Series' financial statements, which are incorporated by reference into the Fund's Statement of Additional Information. The financial highlights presented herein for the period ended April 30, 1997 are unaudited. Deloitte & Touche LLP, the Fund's independent accountants, audited the Fund's financial highlights for each of the other periods shown. Additional performance information is contained in the Fund's 1997 Semi-Annual Report to Shareholders and its 1996 Annual Report to Shareholders and each is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of April 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. These tables should be read in conjunction with the Series' financial statements and notes thereto.

FLEXIBLE YIELD SERIES I - CLASS A SHARES

                                                                                                 For the Period
                                                                                                    12/15/94
                                                    For the Six                                  (commencement
                                                    Months Ended   For the Ten    For the Year   of operations)
                                                      4/30/97      Months Ended      Ended             to
                                                    (Unaudited)    10/31/96(3)      12/31/95        12/31/94
                                                    ------------   ------------   ------------   --------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $  10.27       $  10.26       $   9.69       $    10.00
                                                      ------         ------         ------           ------
Income from investment operations:
  Net investment income                                 0.22           0.41           0.46             0.24
  Net realized and unrealized gain (loss) on
    investments                                        (0.06)         (0.10)          0.57            (0.32)
                                                      ------         ------         ------           ------
Total from investment operations                        0.16           0.31           1.03            (0.08)
                                                      ------         ------         ------           ------
Less distributions to shareholders:
  From net investment income                           (0.26)         (0.30)         (0.46)           (0.23)
  From net realized gain on investments                (0.03)         -              -               -
                                                      ------         ------         ------           ------
Total distributions to shareholders                    (0.29)         (0.30)         (0.46)           (0.23)
                                                      ------         ------         ------           ------
NET ASSET VALUE - END OF PERIOD                     $  10.14       $  10.27       $  10.26       $     9.69
                                                      ------         ------         ------           ------
                                                      ------         ------         ------           ------
Total return(1)                                         1.52%          3.11%         10.79%           (0.76%)
Ratios (to average net assets)/Supplemental Data:
  Expenses*                                             0.70%(2)       0.70%(2)       0.70%            0.70%(2)
  Net investment income*                                5.32%(2)       5.25%(2)       4.99%            4.41%(2)
Portfolio turnover                                        29%            36%            60%              38%
NET ASSETS - END OF PERIOD (000'S OMITTED)          $    603       $    493       $    256       $      231
                                                      ------         ------         ------           ------
                                                      ------         ------         ------           ------
* The Advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law and the net investment income per share and the ratios would have been as follows:
Net investment income                               $   0.10       $   0.27       $   0.30       $     0.14
Ratios (to average net assets):
  Expenses                                              3.46%(2)       2.50%(2)       2.50%            2.50%(2)
  Net investment income                                 2.56%(2)       3.45%(2)       3.19%            2.61%(2)

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

(3) Effective January 1, 1996, the Series changed its fiscal year end from December 31 to October 31.

FLEXIBLE YIELD SERIES II - CLASS A SHARES

                                                                                                 For the Period
                                                                                                    2/15/94
                                                    For the Six                                  (commencement
                                                    Months Ended   For the Ten    For the Year   of operations)
                                                      4/30/97      Months Ended      Ended             to
                                                    (Unaudited)    10/31/96(3)      12/31/95        12/31/94
                                                    ------------   ------------   ------------   --------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $  10.10       $  10.30       $   9.27       $    10.00
                                                      ------         ------         ------           ------
Income from investment operations:
  Net investment income                                 0.24           0.45           0.56             0.27
  Net realized and unrealized gain (loss) on
    investments                                        (0.11)         (0.32)          1.02            (0.74)
                                                      ------         ------         ------           ------
Total from investment operations                        0.13           0.13           1.58            (0.47)
                                                      ------         ------         ------           ------
Less distributions to shareholders:
  From net investment income                           (0.38)         (0.27)         (0.55)           (0.26)
  From net realized gain on investments                (0.01)         (0.06)         -               -
                                                      ------         ------         ------           ------
Total distributions to shareholders                    (0.39)         (0.33)         (0.55)           (0.26)
                                                      ------         ------         ------           ------
NET ASSET VALUE - END OF PERIOD                     $   9.84       $  10.10       $  10.30       $     9.27
                                                      ------         ------         ------           ------
                                                      ------         ------         ------           ------
Total return(1)                                         1.26%          1.38%         17.33%           (4.69%)
Ratios (to average net assets)/Supplemental Data:
  Expenses*                                             0.80%(2)       0.80%(2)       0.80%(2)         0.80%(2)
  Net investment income*                                5.52%(2)       5.55%(2)       5.38%            5.40%(2)
Portfolio turnover                                        41%             5%            35%               0%
NET ASSETS - END OF PERIOD (000's omitted)          $    678       $    481       $    438       $      396
                                                      ------         ------         ------           ------
                                                      ------         ------         ------           ------

* The Advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law and the net investment income per share and the ratios would have been as follows:

Net Investment Income                               $   0.12       $   0.31       $   0.38       $     0.18
Ratios (to average net assets):
  Expenses                                              3.64%(2)       2.50%(2)       2.50%            2.50%(2)
  Net Investment Income                                 2.68%(2)       3.85%(2)       3.68%            3.70%(2)

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

(3) Effective January 1, 1996, each Series changed its fiscal year end from December 31 to October 31.

FLEXIBLE YIELD SERIES III - CLASS A SHARES

                                                                                                                For the Period
                                                                                                                   12/20/93
                                                    For the Six      For the        For the        For the      (commencement
                                                    Months Ended    Ten Months        Year           Year       of operations)
                                                      4/30/97         Ended          Ended          Ended             to
                                                    (Unaudited)    10/31/96(3)      12/31/95       12/31/94        12/31/93
                                                    ------------   ------------   ------------   ------------   --------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNINGOF PERIOD                $  10.13       $  10.51       $   9.11       $   9.95       $    10.00
                                                      ------         ------         ------         ------           ------
Income from investment operations:
  Net investment income                                 0.28           0.48           0.58           0.26            0.010
  Net realized and unrealized gain (loss) on
    investments                                        (0.23)         (0.53)          1.39          (0.84)           (0.05)
                                                      ------         ------         ------         ------           ------
Total from investment operations                        0.06          (0.04)          1.98          (0.58)           (0.04)
                                                      ------         ------         ------         ------           ------
Less distributions to shareholders:
  From net investment income                           (0.37)         (0.35)         (0.58)         (0.26)           (0.01)
  From net realized gain on investments                (0.05)         -              -              -               -
                                                      ------         ------         ------         ------           ------
Total distributions to shareholders                    (0.42)         (0.35)         (0.58)         (0.26)           (0.01)
                                                      ------         ------         ------         ------           ------
NET ASSET VALUE - END OF PERIOD                     $   9.77       $  10.13       $  10.51       $   9.11       $     9.95
                                                      ------         ------         ------         ------           ------
                                                      ------         ------         ------         ------           ------
Total return(1)                                         0.54%         (0.18%)        22.09%         (5.83%)          (0.40%)
Ratios (to average net assets)/
Supplemental Data:
  Expenses*                                             0.85%(2)       0.85%(2)       0.85%          0.85%            0.85%(2)
  Net investment income*                                5.85%(2)       5.98%(2)       6.13%          6.22%            3.85%(2)
Portfolio turnover                                        18%             5%             6%             1%               0%
NET ASSETS - END OF PERIOD (000'S OMITTED)          $  1,443       $  1,098       $  1,159       $    748       $       75
                                                      ------         ------         ------         ------           ------
                                                      ------         ------         ------         ------           ------

* The Advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law and the net investment income per share and the ratios would have been as follows:

Net investment income                               $   0.22       $   0.36       $   0.43       $   0.19       $     0.01
Ratios (to average net assets):
  Expenses                                              2.20%(2)       2.50%(2)       2.46%          2.50%            2.50%(2)
  Net investment income                                 4.50%(2)       4.33%(2)       4.52%          4.57%            2.20%(2)

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

(3) Effective January 1, 1996, the Series changed its fiscal year end from December 31 to October 31.

THE FUND
--------

    The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III, each of which is offered through five separate classes of shares, Class A, B, C, D and E Shares, respectively. Class A Shares of each Series are offered to investors who purchase their shares directly from Manning & Napier Investor Services, Inc. (the "Distributor"). Class B, C, D and E Shares are offered only through financial intermediaries which provide to the Fund and its shareholders varying levels of distribution and shareholder services as described under "Distribution of Fund Shares" below. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III are diversified funds.

RISK AND INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------

FLEXIBLE YIELD SERIES I

    The objective of the Flexible Yield Series I is to seek the highest level of total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar weighted average maturity of not more than 5 years. The Flexible Yield Series I will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non-convertible corporate debt securities, mortgage-backed securities and Government obligations. Any remaining assets in the Flexible Yield Series I may be held in cash or high quality "money market securities," convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

    Manning & Napier Advisors, Inc. (the "Advisor") may vary the maturities of the Series' securities depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. This Flexible Yield Series I will purchase short-term securities when the risk of negative returns is high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security, the lower its yield and the lower its price volatility. The Flexible Yield Series I will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") but may invest up to 20% of its assets in lower-rated securities.

    These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See "Risk and Additional Information about Investment Policies - High Yield Debt Securities."

FLEXIBLE YIELD SERIES II

    The primary objective of the Flexible Yield Series II is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar-weighted average maturity of not more than 10 years. The Flexible Yield Series II will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non-convertible corporate debt securities, mortgage backed securities and Government obligations. Any remaining assets in the Flexible Yield Series II may be held in cash or high quality "money market securities," convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

    The Advisor may vary the maturities of the Series' securities depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. This Flexible Yield Series II will purchase short-term securities when the risk of negative returns is high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security, the lower its yield and the lower its price volatility. The Flexible Yield Series II will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's or BBB or higher by S&P) but may invest up to 20% of its assets in lower-rated securities. These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See "Risk and Additional Information about Investment Policies - High Yield Debt Securities."

FLEXIBLE YIELD SERIES III

    The primary objective of the Flexible Yield Series III is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities without regard to maturity. The Flexible Yield Series III will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non-convertible corporate debt securities, mortgage-backed securities and Government obligations. Any remaining assets in the Series may be held in cash or high quality "money market securities," convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

    The Advisor may vary the maturities of the Series' securities without restriction, depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. The Flexible Yield Series III will purchase short-term securities when the risk of negative returns is high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security the lower its yield and the lower its price volatility. The Flexible Yield Series III will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's or BBB or higher by S&P) but may invest up to 20% of its assets in lower-rated securities. These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See "Risk and Additional Information about Investment Policies - High Yield Debt Securities."

GENERAL

    For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, a Series may invest up to 100% of its assets in money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other shares of investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash.

    For a description of the above ratings, see the Appendix and the Statement of Additional Information.

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
---------------------------------------------------

    Set forth below is further information about certain types of securities, in which each Series may invest, as well as information about additional types of investments and certain strategies each Series may pursue. These policies have been voluntarily adopted by the Fund's Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of a Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

    While each Series generally emphasizes investments in U.S. Government securities and companies domiciled in the United States, it may invest up to 25% in foreign securities of the same types and quality as the domestic securities in which the

Series may invest when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment objective of the Series. Foreign securities may be denominated either in U.S. dollars or foreign currencies. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in securities of foreign issuers that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. The Series' restriction on investment in foreign securities is a fundamental policy that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Series.

    There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S.

    Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

    Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

    The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

SECURITIES LENDING

    Each Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System and will be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the total assets of the Series.

U.S. GOVERNMENT SECURITIES

    Each Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., Fannie Mae).

SHORT SALES

    Each Series may, within limits, engage in short sales "against the box." A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

    Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account with a segregated portfolio of high quality liquid debt instruments or cash in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

    Each Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Each Series may purchase CMOs that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. When the Advisor is determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

HIGH YIELD DEBT SECURITIES

    High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

ZERO-COUPON BONDS

    Some of the securities in which the Series invest may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval and it may have a floor or ceiling on charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

    Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. Each Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. Each Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount for which the option is "in the money."

FUTURES CONTRACTS

    Each Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. None of the Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its Custodian in the amount prescribed.

    A Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the security being hedged is imperfect and there is a risk that the value of the security being hedged may increase or decrease at a greater rate than the related futures contract, resulting in a loss to the Series. Certain futures exchanges or boards of trade have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    A Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series do not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. A Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. None of the Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed

5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

    A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

    There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

PRINCIPAL INVESTMENT RESTRICTIONS

    Each Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

    Each Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of its total assets and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

    None of the Series may, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer.

    None of the Series may invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government securities).

    None of the Series will invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

    Each Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

    None of the Series may make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending.

    Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT
-----------

    The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Series, including the Fund's agreements with its Investment Advisor, Custodian and Distributor. The day-to-day operations of the Series are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

    The Advisor acts as Investment Advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

    As of the date of this Prospectus, the Advisor supervised over $7.0 billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .35% for the Flexible Yield Series I, .45% for the Flexible Yield Series II, and .50% for the Flexible Yield Series III of the Fund's daily net assets. In addition , the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to servicing or with respect to which the Fund may have to indemnify its officers and directors.

    The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISTRIBUTION OF FUND SHARES
------------------------

    Manning & Napier Investor Services, Inc. (the "Distributor") acts as distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Fund has adopted a Distribution Agreement with respect to each Class of shares and related Plans of Distribution with respect to Class B, C, D and E Shares (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Class A Shares are offered to investors who purchase their shares directly from the Distributor and are not subject to distribution or shareholder servicing fees. Class B, C, D and E Shares are offered only by or through investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries").

    The Distributor receives distribution and services fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of services it agrees to provide under its Servicing Agreement.

    As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to .25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

    Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

YIELD AND TOTAL RETURN
-------------------

    From time-to-time each Series may advertise its yield and total return. BOTH YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

    The "30-day yield" of a Series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on a Series' securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

    The respective performance figures for the Classes will differ because of the different distribution and/or shareholders services fees charged to Classes B, C, D and E Shares.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES
--------------------------------------------

    Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

PURCHASES

    The minimum initial investment in Class A Shares of the Series is $2,000 and subsequent purchases must be at least $100. The minimum initial investment is waived for participants in the Automatic Investment Plan (see "Automatic Investment Plan" below). These minimums may be waived at the Distributor's discretion. There are no minimum investments for the Class B, C, D or E Shares. The Fund has the right to refuse any order.

    Payment may be made by check or readily available funds. A purchase order will be effective as of the day the check is received by the Distributor if the Distributor receives the check before the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time. If payment is received by wire, the purchase order will be effective the day the payment is received by the Series' custodian bank. The purchase price of shares of each Class of a Series is the net asset value determined on the day the check or wire is received.

    The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

    The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

AUTOMATIC INVESTMENT PLAN

    Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on a checking account. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The minimum amount of each automatic investment is $25. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

EXCHANGES BETWEEN SERIES

    As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares of a Class in an account with the Fund for which payment has been received by the Fund may be exchanged for shares of the same Class of any of the other Manning & Napier Fund, Inc. Series that offers that Class at net asset value. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (I.E., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days' notice to shareholders subject to applicable law.

REDEMPTIONS

    If a shareholder desires to redeem shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange. Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption.

    Within three days after receipt of a redemption request by the Transfer Agent in "good order," the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), or through the Automatic Investment Plan, payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check or draft has cleared.

    Subject to the Series' compliance with applicable regulations, each Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

    Due to the relatively high cost of maintaining small accounts, the Series reserve the right to redeem Class A Shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

SHARE PRICE
----------

    The share price or "net asset value" per share of each class of each series is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern Standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The net asset value per share of each Class of a Series is determined by dividing the total value of its investments and other assets that are allocated to that Class, less any liabilities that are allocated to that Class, by the Class's total outstanding shares. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS
----------------------

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    Each Series intends to distribute to its shareholders on an quarterly basis dividends substantially equal to all of its net investment income. Each Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each non-corporate taxable shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate of 31% from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

    If a taxable shareholder invests shortly before the Series declares a taxable dividend, a portion of the investment will be returned as a taxable distribution (commonly referred to as "buying into a dividend"). This distribution will be taxable regardless of whether you elected to reinvest your distribution in additional shares or take the distribution in cash. If you would like to avoid buying into a dividend, you may contact the Fund to find out when the Series plans to declare a distribution and invest after that date.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following is only a general summary of certain federal income tax considerations affecting the Series and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. These Series are not managed with respect to tax outcomes for their shareholders.

    Under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Series is treated as a separate entity for federal income tax purposes. The Series intend to qualify each year as regulated investment companies under Subchapter M of the Code. If the Series so qualify, they will not be subject to federal income taxes on their net investment income and capital gains, if any, which the Series distribute to their shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

    A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently, the Series intend to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

    Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

GENERAL INFORMATION
-----------------

    The Fund was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

    Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of the classes of the same Series may have different net asset values per share.

    The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, while general liabilities and expenses of the Fund will be allocated among the Series. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

    All securities and cash are held by Boston Safe Deposit and Trust Company. Deloitte & Touche, LLP serves as independent accountants for the Series and will audit their financial statements annually.

    Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds which are rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1," "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

    AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    The C rating is reserved for income bonds on which no interest is being paid.

    Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

    P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -Leading market positions in well-established industries.
    -High rates of return on funds employed.
    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

    A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated B are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          MANNING & NAPIER FUND, INC.
                                 P.O. Box 41118
                           Rochester, New York 14604
                                 1-800-466-3863

                                SMALL CAP SERIES

    Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Class A, B, C, D and E Shares (each a "Class" and collectively, the "Classes") of the Small Cap Series of the Fund (the "Series"). The Series' investment objective is to provide long-term growth of capital by investing principally in the equity securities of small issuers.

    This Prospectus provides you with the basic information you should know before investing in the Series. The Fund's other series are offered through separate prospectuses. You should read this Prospectus and keep it for future
reference. A Statement of Additional Information, dated           ,1997,
containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS           , 1997.

EXPENSES
---------

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

                                                                      All Classes
                                                                      -----------
Maximum Sales Charge Imposed on Purchases...........................        None
Redemption Fees(1)..................................................        None
Exchange Fees(2)....................................................        None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."

(2) A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES - CLASS A SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class A Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS A SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1):
-----------------------------------------

Management Fees............................................................................       1.00%
Rule 12b-1 Fees............................................................................       None
Other Expenses.............................................................................       0.08%
                                                                                                   ---
Total Operating Expenses...................................................................       1.08%
                                                                                                   ---
                                                                                                   ---

(1) The Small Cap Series was engaged in active investment operations for the year ended December 31, 1996; therefore, actual management fees and other expenses are used above.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class A Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

EXAMPLE - CLASS A SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Small Cap Series                    $      11    $      34    $      60    $     137

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS B SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class B Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS B SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1):
-----------------------------------------

Management Fees.............................................................................       1.00%
Rule 12b-1/Service Fees(2)..................................................................       1.00%
Other Expenses..............................................................................       0.08%
                                                                                                    ---
Total Operating Expenses....................................................................       2.08%
                                                                                                    ---
                                                                                                    ---

(1) The Small Cap Series was engaged in active investment operations for the fiscal year ended December 31, 1996; therefore, actual management fees and other expenses of Class A shares of the Series are used above.

(2) Of the Rule 12b-1/Service fees for the Class B shares, 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class B Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE - CLASS B SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Small Cap Series                    $      21    $      66    $     115    $     262

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS C SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class C Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS C SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1):
-----------------------------------------

Management Fees...........................................................................        1.00%
Rule 12b-1/Service Fees(2)................................................................        0.75%
Other Expenses............................................................................        0.08%
                                                                                                   ---
Total Operating Expenses..................................................................        1.83%
                                                                                                   ---
                                                                                                   ---

(1) The Small Cap Series was engaged in active investment operations for the fiscal year ended December 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) Of the Rule 12b-1/Service fees for the Class C shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class C Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS C SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class C Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Small Cap Series                    $      18    $      58    $     101    $     230

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS D SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class D Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS D SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1):
-----------------------------------------

Management Fees...........................................................................        1.00%
Rule 12b-1/Service Fees(2)................................................................        0.50%
Other Expenses............................................................................        0.08%
                                                                                                   ---
Total Operating Expenses..................................................................        1.58%
                                                                                                   ---
                                                                                                   ---

(1) The Small Cap Series was engaged in active investment operations for the fiscal year ended December 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) Of the Rule 12b-1/Service fees for the Class D shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class D Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS D SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class D Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Small Cap Series                    $      16    $      50    $      87    $     193

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS E SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class E Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS E SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1):
-----------------------------------------

Management Fees...........................................................................        1.00%
Rule 12b-1/Service Fees(2)................................................................        0.25%
Other Expenses............................................................................        0.08%
                                                                                                   ---
Total Operating Expenses..................................................................        1.33%
                                                                                                   ---
                                                                                                   ---

(1) The Small Cap Series was engaged in active investment operations for the fiscal year ended December 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) Of the Rule 12b-1/Service fees for the Class E Shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class E Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS E SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class E Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Small Cap Series                    $      13    $      42    $      73    $     167

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
-----------------

The following table provides selected per share data and ratios for the Class A Shares of the Small Cap Series (for a share outstanding throughout the period for the periods shown). The table, except with respect to the unaudited interim periods, is part of the Series' financial statements, which are incorporated by reference into the Fund's Statement of Additional Information. The financial highlights presented herein for the period ended June 30, 1997 are unaudited. Coopers & Lybrand, L.L.P. , the Fund's independent accountants, audited the Fund's financial highlights for each of the other periods shown. Additional performance information is contained in the Fund's 1997 Semi-Annual Report to Shareholders and its 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of June 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. This table should be read in conjunction with the Series' financial statements and notes thereto.

SMALL CAP SERIES (1),(2) - Class A Shares

                                           For the six
                                          months ended    For the year    For the year    For the year
                                          June 30, 1997    ended Dec.      ended Dec.      ended Dec.
                                           (Unaudited)      31, 1996        31, 1995        31, 1994
                                          -------------   -------------   -------------   -------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD)
NET ASSET VALUE - BEGINNING OF PERIOD     $   12.09       $   11.95       $   12.92       $   12.52
                                          -------------   -------------   -------------   -------------
Income from investment operations
  Net investment income (loss)                0.013            0.05            0.00           (0.07)
  Net realized and unrealized gain
    (loss) on investments                      2.13            1.11            1.93            1.05
                                          -------------   -------------   -------------   -------------
  Total from investment operations             2.14            1.16            1.93            0.98
                                          -------------   -------------   -------------   -------------
Less distributions declared to
  shareholders
  From net investment income                  -               (0.04)          -               -
  From net realized gain on investments       -               (0.89)          (2.90)          (0.58)
  In excess of net realized gains             -               (0.09)          -               -
  Redemption of capital                       -               -               -               -
                                          -------------   -------------   -------------   -------------
Total distributions declared to
  shareholders                                -               (1.02)          (2.90)          (0.58)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE - END OF PERIOD           $   14.23       $   12.09       $   11.95       $   12.92
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
Total return(11)                              17.70%          10.06%          14.70%           8.01%
Ratios (to average net assets) /
  Supplemental data:
Expenses(8)                                    1.08%(5)        1.08%           1.07%           1.10%
Net investment income                          0.22%(5)        0.29%          (0.03%)         (0.58%)
Portfolio Turnover                               53%             31%             77%             31%
Average Commission Rate Paid              $  0.0315       $  0.0291       $    0.05           -
NET ASSETS - END OF PERIOD (000's
  omitted)                                $ 122,419       $ 100,688       $ 143,003       $ 105,522
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

FINANCIAL HIGHLIGHTS

                                                          For the period
                                                          April 30, 1992      For the period
                                                          (recommencement      Jan. 1, 1989
                                          For the year    of operations)     to July 24, 1989    For the year    For the year
                                           ended Dec.       to Dec. 31,       (date of full       ended Dec.      ended Dec.
                                            31, 1993           1992            redemption)        31, 1988(3)      31, 1987
                                          -------------   ---------------   ------------------   -------------   -------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD)
NET ASSET VALUE - BEGINNING OF PERIOD     $   11.24       $    10.00(10)    $      8.96          $    8.93       $    8.08
                                          -------------      -------             ------          -------------   -------------
Income from investment operations
  Net investment income (loss)                (0.04)           (0.02)             (0.39)              0.10            0.13
  Net realized and unrealized gain
    (loss) on investments                      1.70             1.63             -                   (0.07)           0.75
                                          -------------      -------             ------          -------------   -------------
  Total from investment operations             1.66             1.61              (0.39)              0.03            0.88
                                          -------------      -------             ------          -------------   -------------
Less distributions declared to
  shareholders
  From net investment income                  -               -                  -                   -               -
  From net realized gain on investments       (0.38)           (0.29)            -                   -               (0.03)
  In excess of net realized gains             -                (0.08)(9)         -                   -               -
  Redemption of capital                       -               -                   (8.57)             -               -
                                          -------------      -------             ------          -------------   -------------
Total distributions declared to
  shareholders                                (0.38)           (0.37)             (8.57)             -               (0.03)
                                          -------------      -------             ------          -------------   -------------
NET ASSET VALUE - END OF PERIOD           $   12.52       $    11.24        $    -               $    8.96       $    8.93
                                          -------------      -------             ------          -------------   -------------
                                          -------------      -------             ------          -------------   -------------
Total return(11)                              14.64%            16.2%           --     (7)            0.33%          10.89%
Ratios (to average net assets) /
  Supplemental data:
Expenses(8)                                    1.13%            1.27%(5)          14.59%(5,7)         1.34%           2.26%
Net investment income                         (0.43%)          (0.26%)(5)         (8.02%)(5,7)        0.91%           0.95%
Portfolio Turnover                               12%              24%            -     (6)           -    (6)           76%
Average Commission Rate Paid                  -               -                  -                   -               -
NET ASSETS - END OF PERIOD (000's
  omitted)                                $  70,734       $   33,079        $    -               $      90       $  36,193
                                          -------------      -------             ------          -------------   -------------
                                          -------------      -------             ------          -------------   -------------

                                          For the period
                                           Jan. 6, 1986
                                           (commencement
                                          of operations)
                                                to
                                             Dec. 31,
                                              1986(4)
                                          ---------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD)
NET ASSET VALUE - BEGINNING OF PERIOD     $    10.00
                                             -------
Income from investment operations
  Net investment income (loss)                 (0.09)
  Net realized and unrealized gain
    (loss) on investments                      (1.83)
                                             -------
  Total from investment operations             (1.92)
                                             -------
Less distributions declared to
  shareholders
  From net investment income                  -
  From net realized gain on investments       -
  In excess of net realized gains             -
  Redemption of capital                       -
                                             -------
Total distributions declared to
  shareholders                                -
                                             -------
NET ASSET VALUE - END OF PERIOD           $     8.08
                                             -------
                                             -------
Total return(11)                               (19.2%)
Ratios (to average net assets) /
  Supplemental data:
Expenses(8)                                     9.08%(5)
Net investment income                          (5.62%)(5)
Portfolio Turnover                            -     (6)
Average Commission Rate Paid                  -
NET ASSETS - END OF PERIOD (000's
  omitted)                                $    1,608
                                             -------
                                             -------

(1) Prior to July 8, 1993, the investment practice of the Fund resulted in the active operation of the investment portfolio for discrete periods. On April 30, 1992, the Fund resumed sales of shares to advisory clients and employees of Manning & Napier Advisors, Inc. and its affiliates. On July 8, 1993, the Fund began offering shares directly to investors. Previously, the Fund was in active operation from November 11, 1986 to May 14, 1987 and from December 1, 1987 to April 13, 1988.

    During the period of January 6, 1986 to November 10, 1986, May 15, 1987 to November 30, 1987 and April 14,1988 to July 24, 1989, the only shareholders of the Fund were the shareholders who provided the initial capitalization for the Fund (the "Initial Shareholders"). During the periods when the only shareholders of the Fund were the Initial Shareholders, assets of the Fund were invested in U.S. Treasury securities. On July 11 and 24, 1989 the shares held by the Initial Shareholders were redeemed in full and the Fund remained dormant until April 30, 1992.

(2) Per share data for all period prior to May 18, 1988, have been restated to reflect the 10 for 1 stock dividend effected on May 18, 1988.

(3) Per share data was determined using a monthly average of the shares outstanding throughout the period.

(4) On November 11, 1986, the Fund commenced sales of shares of the Small Cap Series to persons who were investment advisory clients of the Fund's Advisor. Prior to that date, the Small Cap Series did not engage in any business operations other than to purchase and hold approximately $100,000 of U.S. Treasury securities.

(5) Annualized.

(6) For these periods, there were no purchases of securities whose maturities or expiration dates were greater than one year from the acquisition date.

(7) During the period January 1, 1989 to July 24, 1989, the only shareholders and resulting assets were those of the Initial Shareholders, as described in
    Note 1, who redeemed their shares on July 11 and 24, 1989; therefore, the ratios and total return presented may not be representative of an actively operating fund.

(8) Absent fee waivers, the ratios of expenses to average daily net assets is as follows: 1.27% (for the period 4/30/92 to 12/31/92); 15.57% (for the period 1/1/89 to 7/24/89);1.34% (for the year ended 12/31/88); 2.27% (for the year ended 12/31/87); and 9.34% (for the period 1/6/88 (commencement of operations) to 12/31/86).

(9) Distributions differ from net investment income and net realized capital gains because of book/tax timing differences, primarily due to the requirements of the excise tax regulations enacted as part of the 1986 Tax Reform Act. The regulations required the Series to measure capital gains through October 31, 1992. The excise tax regulations also required the Series to distribute those gains before December 31, 1992 to avoid payment of excise tax.

(10) Initial offering price upon recommencement of operations on April 30, 1992.

(11) Represents aggregate total return for the period indicated.

THE FUND
--------

    The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. This Prospectus relates to the Small Cap Series of the Fund (the "Series"), which is offered through five separate classes of shares, Class A, B, C, D and E Shares, respectively. Class A Shares of the Series are offered to investors who purchase their shares directly from Manning & Napier Investor Services, Inc. (the "Distributor"). Class B, C, D and E Shares are offered only through financial intermediaries which provide to the Fund and its shareholders varying levels of distribution and shareholder services as described under "Distribution of Fund Shares" below. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Series is a diversified fund.

    Historically, shares of the Fund were available only in connection with certain strategies Manning & Napier Advisors, Inc. (the "Advisor") employed on behalf of discretionary account clients that had authorized the Advisor to acquire and dispose of Fund shares on their behalf. These strategies entailed using one or more series of the Fund as a means to capture opportunities in specific market or industry sectors and to provide diversification among asset classes (e.g., international diversification or portfolio diversification among small-cap stocks) that could not otherwise be captured efficiently and with sufficient diversification. Once an investment opportunity was captured for a Series, that Series would ordinarily be "collapsed" (i.e., securities sold and the shares of the Series redeemed) and the proceeds returned to the individual client accounts.

    The Advisor may also make the shares of the Fund offered hereby available in additional circumstances. First, Fund shares, including shares of series offered through separate prospectuses, may be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium. In addition, shares are offered to investors that are not discretionary account clients of the Advisor. Series made available in this way could no longer be collapsed at the Advisor's sole discretion.

    Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interests of the Fund and its clients so as to minimize the effect on performance.

RISK AND INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------

    The Series seeks to achieve its investment objective by investing principally in equity securities of small issuers. In general, a small issuer is one which has a market capitalization less than $700 million, or less than the median market capitalization of the S&P Midcap Index (the median market capitalization of the S&P Midcap Index as of the close on December 31, 1996 was approximately $1,415.4 million), whichever is greater at the time of investment. The Series will, under normal circumstances, have at least 65% of the value of its total net assets invested in such securities; the balance, if any, will be invested in equity securities of other than small issuers considered appropriate by the Advisor. Current income is not a factor in pursuing the Series' objective.

    Investing in the equity securities of small companies involves greater risk than investing in such securities of larger companies, because the equity securities of small companies may have less marketability and may be subject to more abrupt or erratic market movements than the equity securities of larger companies.

    The objective of the Series is to provide long-term growth of capital. There is no assurance that the Series will attain its objective. The Series will attempt to achieve its objective by investing primarily in equity securities as described below. Equity securities consist of common stocks and other securities having some of the characteristics of common stocks, such as convertible preferred stocks, convertible bonds and warrants. The Series does not intend to invest more than 5% of the value of its total net assets in warrants. The principal factor in selecting convertible bonds will be the potential opportunity to benefit from movement in the stock price. There will be no minimum rating standards for debt aspects of such securities. Convertible bonds purchased by the Series may be subject to the risk of being called by the issuer. However, the Series will not buy bonds if they are in default as to payment of principal or interest.

    The Series expects to be fully invested in equity securities under normal circumstances. During periods when economic conditions in the primary investment industries or vehicles for the Series are unfavorable or when market conditions suggest a temporary defensive position, the Series may invest its assets in U.S. Government securities, corporate bonds and money market instruments, including, but not limited to, commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements, rated in one of the top two rating categories by a major rating service or, if unrated, of comparable quality as determined by the Advisor (see the Appendix for details). In addition, even under normal circumstances the Series may to varying degrees invest in certain types of securities or use certain techniques and strategies discussed below under "Risk and Additional Information About Investment Policies".

    The Series' investment objective and policies as described above are not fundamental policies and may be changed without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change.

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
---------------------------------------------------

    In attempting to achieve its objective, the Series may follow a number of investment strategies as described below. These strategies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior notice or approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

    In seeking its objective, the Series may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. The Series' restriction on investment in foreign securities is a fundamental policy that cannot be changed without the approval of a majority, as defined in the Investment Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Series.

    There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for the Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

    The Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

    The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

U.S. GOVERNMENT SECURITIES

    The Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., Fannie Mae).

SHORT SALES

    The Series may within limits, engage in short sales "against the box." A short sale is the sale of borrowed securities; a short sale against the box means that the Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of the Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

    The Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Series will maintain a separate account with a segregated portfolio of liquid assets in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

    The Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. When the Advisor is determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

    To the extent that the Series purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Series' principal investment to the extent of the premium paid. The yield of the Series may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

ZERO-COUPON BONDS

    Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Certain of the obligations purchased by the Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

    The Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, that is, to reduce the overall level of risk that normally would be expected to be associated with its investments. The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. The Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. The Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. The Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a "covered basis", i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. The Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount by which the option is "in the money".

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

    A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FUTURES CONTRACTS

    The Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. The Series may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside liquid assets in a segregated account with its custodian in the amount prescribed.

    The Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts resulting in losses to the Series. Certain futures exchanges or boards of trades have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of a Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it ill not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series does not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. The Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. The Series may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

    A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

    There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the stocks held by a Series and the prices of currency contracts, options, futures and options on futures;
(3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

PRINCIPAL INVESTMENT RESTRICTIONS
-----------------------------

    The Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

    The Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

    The Series may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities). The Series may not purchase more than 10% of the outstanding voting securities of any one issuer.

    The Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry. The Series may not invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

    The Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

    The Series may not make loans, except through repurchase agreements.

    Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT
-----------

    The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Advisor, Custodian and Distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

    The Advisor acts as Investment Advisor to the Fund and supervises and arranges the purchase and sale of securities held in the portfolio of the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

    As of the date of this prospectus, the Advisor supervised over $7.0 billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. This fee is higher than the mean fee paid by all other mutual funds. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Fund. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, Shareholder Servicing or Transfer Agent and Accounting Services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations which the Fund may have to indemnify its officers and Directors.

DISTRIBUTION OF FUND SHARES
------------------------

    Manning & Napier Investor Services, Inc. (the "Distributor") acts as distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Fund has adopted a Distribution Agreement with respect to each Class of shares and related Plans of Distribution with respect to Class B, C, D and E Shares (the "Plans") pursuant to Rule 12b-1 under the 1940

Act. Class A Shares are offered to investors who purchase their shares directly from the Distributor and are not subject to distribution or shareholder servicing fees. Class B, C, D and E Shares are offered only by or through investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries").

    The Distributor receives distribution and services fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of services it agrees to provide under its Servicing Agreement.

    As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to .25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

    Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

TOTAL RETURN
----------

    From time-to-time the Series may advertise its total return. TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. The respective performance figures for the Classes will differ because of the different distribution and/or shareholder services fees charged to Classes B, C, D and E Shares.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES
--------------------------------------------

PURCHASES

    Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

    The minimum initial investment in each class of the Series is $2,000 and subsequent purchases must be at least $100. The minimum initial investment is waived for participants in the Automatic Investment Plan and for shareholders who purchase shares through Financial Intermediaries that provide sub-accounting services to the Fund. The Distributor reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The Distributor has the right to refuse any order. The Distributor may suspend offering shares to other than discretionary management accounts of the Advisor.

    A purchase order will be effective as of the day received by the Distributor, Transfer Agent, or its agents, if the order is received before 4:00 p.m. Eastern time by the Distributor, Transfer Agent or its agents. Payment may be made by check or readily available funds. The purchase price of shares of each Class of the Series is the net asset value next determined after a purchase order is effective.

    Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking account. Under this plan, the shareholders may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

    The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

    The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

EXCHANGES BETWEEN SERIES

    As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares of a Class in a direct investment account with the Fund for which payment has been received by the Transfer Agent may be exchanged for shares of the same Class of any of the other Manning & Napier Fund, Inc. Series that offers that Class at net asset value. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days' notice to shareholders subject to applicable law.

REDEMPTIONS

    If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange. Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption.

    Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

    Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

OTHER INFORMATION ABOUT PURCHASES

    Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem Class A shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

SHARE PRICE
----------

    The share price or "net asset value" per share of each Class of the Series is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The net asset value per share of each Class of a Series is determined by dividing the total value of its investments and other assets that are allocated to that Class, less any liabilities that are allocated to that Class, by the Class's total outstanding shares. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS
----------------------

DIVIDENDS AND DISTRIBUTIONS

    The Series intends to distribute ordinary income dividends and capital gain distributions, if any, annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each non-corporate taxable shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate of 31% from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

    If a taxable shareholder invests shortly before the Series declares a taxable dividend, a portion of the investment will be returned as a taxable distribution (commonly referred to as "buying into a dividend"). This distribution will be taxable regardless of whether you elected to reinvest your distribution in additional shares or take the distribution in cash. If you would like to avoid buying into a dividend, you may contact the Fund to find out when the Series plans to declare a distribution and invest after that date.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following is only a general summary of certain federal income tax considerations affecting the Series and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. The Series is not managed with respect to tax outcomes for its shareholders.

    Under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Series is treated as a separate entity for federal income tax purposes. The Series intends to qualify each year as a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

    A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently, the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

    Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

GENERAL INFORMATION
-----------------

    The Fund was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

    Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of the classes of the same Series may have different net asset values per share.

    The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of each Series will be allocated directly to each Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of each Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

    All securities and cash are held by Boston Safe Deposit and Trust Company. Coopers & Lybrand, L.L.P. serves as independent accountants for the Series and will audit its financial statements annually.

    Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1," "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

    AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

    P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -Leading market positions in well-established industries.
    -High rates of return on funds employed.
    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

    A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated B are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          MANNING & NAPIER FUND, INC.
                                 P.O. Box 41118
                           Rochester, New York 14604
                                 1-800-466-3863

                               TAX MANAGED SERIES

    Manning & Napier Fund, Inc. (the "Fund") is an open-end management investment company consisting of multiple Series, each a separate portfolio having its own investment objective and policies. This Prospectus relates to the Class A, B, C, D and E Shares (each a "Class" and collectively, the "Classes") of the Tax Managed Series (the "Series"), a series of the Fund.

    The Series seeks to achieve its objective by a) investing primarily in equity securities which by nature generate a lower level of current income; b) minimizing portfolio turnover which limits the amount of realized gains; and c) reducing distributions of taxable income as permitted by the Internal Revenue Code (the "Code"). The Advisor anticipates this strategy will result in tax efficiencies (i.e., a lower percentage of the return is subject to taxes) that are superior to other mutual funds. The Series is designed only for long-term investors who expect to own shares of the Series for five years or more. The Series is not intended to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs and may cause the Series to recognize capital gains which are borne by the Series' remaining shareholders.

    The Prospectus is designed to provide you with information you should know before investing in the Series. The Fund's other series are offered through separate prospectuses. You should read this Prospectus and keep it for future reference.

    The Series is a continuously offered, diversified mutual fund.

    A Statement of Additional Information dated            , 1997 for the
Series, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS         , 1997.

EXPENSES
---------

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

                                                                      All Classes
                                                                      -----------
Maximum Sales Charge Imposed on Purchases...........................        None
Redemption Fees(1)..................................................        None
Exchange Fees(2)....................................................        None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."

(2) A shareholder may effect up to four (4) exchanges in a twelve (12) month period without change. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES - CLASS A SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class A Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS A SHARES OF THE SERIES(1)
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

Management Fees After Reduction of Fees(2).................................................       0.00%
Rule 12b-1 Fees............................................................................       None
Other Expenses.............................................................................       1.20%
                                                                                                   ---
Total Operating Expenses(2)................................................................       1.20%
                                                                                                   ---
                                                                                                   ---

(1) The Tax Managed Series was engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses are used above.

(2) The Adviser has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class A Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class A Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                     Class A Shares
                                                                                     ---------------
 Management Fees...................................................................          1.00%
 Total Operating Expenses..........................................................         15.66%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class A Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

EXAMPLE - CLASS A SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Tax Managed Series                  $      12    $      38    $      66    $     145

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Adviser in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS B SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class B Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS B SHARES OF THE SERIES(1)
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

Management Fees After Reduction of Fees(2)..................................................       0.00%
Rule 12b-1 Fees/Service(3)..................................................................       1.00%
Other Expenses..............................................................................       1.20%
                                                                                                    ---
Total Operating Expenses(2).................................................................       2.20%
                                                                                                    ---
                                                                                                    ---

(1) The Tax Managed Series was engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Adviser has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class B Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class B Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                     Class B Shares
                                                                                     ---------------
 Management Fees...................................................................          1.00%
 Total Operating Expenses..........................................................         16.66%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class B shares, 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class B Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE - CLASS B SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Tax Managed Series                  $      22    $      69    $     118    $     253

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Adviser in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS C SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class C Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS C SHARES OF THE SERIES(1)
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

Management Fees After Reduction of Fees(2)..................................................       0.00%
Rule 12b-1/Service Fees(3)..................................................................       0.75%
Other Expenses..............................................................................       1.20%
                                                                                                    ---
Total Operating Expenses(2).................................................................       1.95%
                                                                                                    ---
                                                                                                    ---

(1) The Tax Managed Series was engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Adviser has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class C Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class C Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                     Class C Shares
                                                                                     ---------------
 Management Fees...................................................................          1.00%
 Total Operating Expenses..........................................................         16.41%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class C shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class C Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS C SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class C Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Tax Managed Series                  $      20    $      61    $     105    $     227

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Adviser in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS D SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class D Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS D SHARES OF THE SERIES(1)
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

Management Fees After Reduction of Fees(2)..................................................       0.00%
Rule 12b-1/Service Fees(3)..................................................................       0.50%
Other Expenses..............................................................................       1.20%
                                                                                                    ---
Total Operating Expenses(2).................................................................       1.70%
                                                                                                    ---
                                                                                                    ---

(1) The Tax Managed Series was engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses are used above.

(2) The Adviser has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class D Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class D Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                     Class D Shares
                                                                                     ---------------
 Management Fees...................................................................          1.00%
 Total Operating Expenses..........................................................         16.16%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class D shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class D Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS D SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class D Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Tax Managed Series                  $      17    $      54    $      92    $     201

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Adviser in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

ANNUAL OPERATING EXPENSES - CLASS E SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class E Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS E SHARES OF THE SERIES(1)
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS):
------------------------------------

Management Fees After Reduction of Fees(2)..................................................       0.00%
Rule 12b-1/Service Fees(3)..................................................................       0.25%
Other Expenses..............................................................................       1.20%
                                                                                                    ---
Total Operating Expenses(2).................................................................       1.45%
                                                                                                    ---
                                                                                                    ---

(1) The Tax Managed Series was engaged in active investment operations for the year ended October 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) The Adviser has agreed to waive its management fees and/or reimburse expenses of the Series, if necessary, if such fees would cause the total annual operating expenses of the Class E Shares of the Series, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for Class E Shares of such Series, (i) management fees absent fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                     Class E Shares
                                                                                     ---------------
 Management Fees...................................................................          1.00%
 Total Operating Expenses..........................................................         15.91%

    As a result of these reductions, the Management Fees stated above are lower than contractual fees stated under "Management." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on expenses, see "Management."

(3) Of the Rule 12b-1/Service fees for the Class E Shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class E Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS E SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
Tax Managed Series                  $      15    $      46    $      79    $     174

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The Adviser in its discretion may terminate its voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

FINANCIAL HIGHLIGHTS
---------------------

The following table provides selected per share data and ratios for the Class A Shares of the Series (for a share outstanding throughout the period for the periods shown). The table, except with respect to the unaudited interim periods, is part of the Series' financial statements, which are incorporated by reference into the Fund's Statement of Additional Information. The financial highlights presented herein for the period ended April 30, 1997 are unaudited. Deloitte & Touche LLP, the Fund's independent accountants, audited the Fund's financial highlights for the other period shown. Additional performance information is contained in the Fund's 1997 Semi-Annual Report to Shareholders and its 1996 Annual Report to Shareholders and each is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of April 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. These tables should be read in conjunction with the Series' financial statements and notes thereto.

TAX MANAGED SERIES - CLASS A SHARES

                                                                                            For the Six
                                                                                            Months Ended   For the Year
                                                                                              4-30-97         Ended
                                                                                            (Unaudited)      10/31/96
                                                                                            ------------   ------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                                                         $ 11.63        $ 10.00
                                                                                            ------------   ------------
Income from investment operations:
  Net investment income (loss)                                                                   0.01          (0.02)
  Net realized and unrealized gain (loss) on investment                                          1.53           1.65
                                                                                            ------------   ------------
Total from investment operations                                                                 1.54           1.63
                                                                                            ------------   ------------
NET ASSET VALUE - END OF PERIOD                                                               $ 13.17        $ 11.63
                                                                                            ------------   ------------
                                                                                            ------------   ------------
Total return(1)                                                                                 13.24%         16.30%
Ratios (to average net assets) / Supplemental Data:
  Expenses*                                                                                      1.20%(2)       1.20%
  Net investment income (loss)*                                                                  0.16%(2)      (0.21%)
Portfolio turnover                                                                                 51%            78%
Average commission rate paid                                                                  $0.0641        $0.0757
NET ASSETS - END OF PERIOD (000's omitted)                                                    $   298        $   224
                                                                                            ------------   ------------
                                                                                            ------------   ------------

* The Advisor did not impose its management and fee paid a portion of the Fund's expenses.If these expenses had been incurred by the Fund, expenses would have been limited to that allowed by state securities law and the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss                                                                           $(0.415)       $ (0.14)
Ratios (to average net assets):
  Expenses                                                                                       8.73%(2)       2.50%
  Net investment loss                                                                           (7.37%)(2)     (1.51%)

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

THE FUND
--------

    The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. This Prospectus relates to the Tax Managed Series of the Fund (the "Series"), which is offered through five separate classes of shares, Class A, B, C, D and E Shares, respectively. Class A Shares of the Series are offered to investors who purchase their shares directly from Manning & Napier Investor Services, Inc. (the "Distributor"). Class B, C, D and E Shares are offered only through financial intermediaries which provide to the Fund and its shareholders varying levels of distribution and shareholder services as described under "Distribution of Fund Shares" below. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863.

    The Series is an open-end diversified investment company designed for investors seeking long term growth while minimizing the impact of state and federal taxes. The Series utilizes an active management approach towards investment management.

RISK AND INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------

INVESTMENT OBJECTIVE

    The Series seeks to maximize long term growth while minimizing the impact of taxes on the Series' total return. The Series will attempt to meet its objective by a) investing primarily in equity securities which by nature generate a lower level of current income; b) minimizing portfolio turnover which limits the amount of realized gains; and c) reducing distributions of taxable income as permitted by the Internal Revenue Code ("the Code"). The Advisor anticipates this strategy will result in tax efficiencies (i.e. a lower percentage of the return is subject to taxes) that are superior to other mutual funds. The Series is designed only for long-term investors who expect to own shares of the Series for five years or more. The Series is not intended to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs and may cause the Series to recognize capital gains which are borne by the Series' remaining shareholders.

    There is no assurance that the Series will achieve its stated objectives. The Series from time to time will declare dividends to ensure its continued qualification as a regulated investment company. These dividends will result in taxable income to the shareholders. However, the Advisor anticipates dividend distributions made to shareholders will be small compared to the distributions paid by managed or indexed funds investing in similar securities. These dividends will be smaller because of the active approach the Advisor takes to minimizing tax liability when managing the Series. The active approach will consist of the items outlined in the sections "Management of Realization Events" and "Management of Dividend Distributions".

    The Series' investment objectives are not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to a material change in a Series' objective.

INVESTMENT POLICIES

    The Series will invest primarily in equity securities of companies which the Advisor believes have attractive long term growth potential and attractive valuations. The Advisor's intent is to identify those companies that will make attractive long term investments, and as a result offer the potential for attractive returns while limiting the need for continual portfolio turnover. The Series may invest (up to 35% of its assets) in other than equity securities. See "Risk and Additional Information about Investment Policies" for a description of these securities and their associated risks. The Series may invest in securities of issuers outside the United States. The Series may invest a portion of its assets in put and call options on securities, futures contracts and related options thereon and various foreign currency transactions, including forward contracts, futures and options. The Series may also lend its securities or sell securities short "against the box".

    In order to minimize the impact of taxes on investors' returns, the Advisor will seek to reduce the amount of gains realized and dividends that must be distributed. Generally speaking, the Advisor will keep portfolio turnover low and utilize certain tax strategies available to mutual funds under the Code. See "Management of Realization Events" and "Management of Dividend Distributions". The Series employs an active management strategy which seeks to maximize shareholders' after-tax returns through a combination of individual security selection and the use of the unique tax strategies allowed mutual funds under the Code.

    The Series investment policies are not fundamental policies and may be changed by the Board of Directors without shareholder approval. It is the Board of Directors' policy to notify shareholders prior to any material change.

GENERAL

    In pursuit of its investment objective, the Series intends to invest predominantly in equity securities that the Advisor believes offer attractive long term potential. Equity securities consist of common stocks, securities convertible thereto, and warrants. The Series does not intend to invest more than 5% of the value of its total net assets in warrants. Additionally, the Series may invest in a variety of non-equity securities either for defensive purposes or when the Advisor believes that the potential incremental return of such investments outweighs their tax implications.

    The debt securities in which the Series may invest in consist of corporate debt securities, mortgage-backed securities and obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities. Each Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See Additional Information about Investment Policies - High Yield Debt Securities.

    For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

WHO SHOULD INVEST
----------------

LONG-TERM TAXABLE INVESTORS SEEKING TO MINIMIZE TAXABLE DISTRIBUTIONS

    The Series is designed for long-term taxable investors who seek to minimize receipt of taxable distributions. The Series may not be suitable for Individual Retirement Accounts (IRAs) or other tax-deferred retirement plans such as Keoghs, 401(k), 403(b), or money purchase plans.

    The Series is designed for investors seeking current low taxable distributions, with the potential for favorable long term appreciation.

    The share price of the Series is expected to be volatile, and investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investments. No assurance can be given that the Series will achieve its stated objectives or that shareholders will be protected from the risks inherent in the markets in which they invest. Investors may wish to purchase shares on a regular, periodic basis (dollar-cost averaging) rather than investing in one lump sum in order to reduce the risk of investing at a particularly unfavorable time.

    The Series is designed only for long-term investors who expect to own shares of the Series for five years or more. The Series is not intended to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs and may cause the Series to recognize capital gains which are borne by the Series' remaining shareholders.

    The Series reserves the right to suspend the offering of its shares.

    Investors should not consider the Series a complete investment program, but should maintain holdings of securities with different risk characteristics-including common stocks, bonds and money market instruments. Investors may also wish to complement an investment in the Series with other types of common stock investments.

MANAGEMENT OF REALIZATION EVENTS
------------------------------

    The Series' portfolio will be actively managed to minimize both the number and amount of realization events.

    LOW PORTFOLIO TURNOVER - It is anticipated that the annual portfolio turnover rate for the Series will not exceed 50%. By minimizing portfolio turnover, the Series will attempt to defer the realization of capital gains, thereby reducing or deferring the distribution of capital gains which are taxable to the shareholders. While the Series intends to minimize portfolio turnover, there may be times that the Advisor will sell securities to realize losses or gains depending on the particular circumstances confronting the Series. These losses will offset any current or future capital gains thereby reducing the Series' requirement to distribute such capital gains.

    SPECIFIC IDENTIFICATION OF SECURITY SHARES SOLD - Federal Income tax law allows the Series to specify which shares of stock the Series will treat as being sold. While most mutual funds use First-in, First-out (FIFO), the Series will individually analyze which shares to sell. The following example will further explain the technique:

    During year 1, the Series purchases 100 shares of XYZ Corp on two separate occasions. The first purchase of 100 shares cost $10/share and the second purchase of 100 shares cost $12.50/share. In year 2, the Series decides to sell 100 shares of XYZ Corp at $15/share. If the Series used FIFO, the realized gain would be $500, but since the Series analyzes each sale, the shares with a cost of $12.50/share would have been sold, resulting in a realized gain of only $250. This would have resulted in a deferral of tax of $99 using a marginal tax rate of 39.6%.

    Deferring amount of gain (or accelerating loss) realized on each sale is maximized by the use of the Highest-In, First-Out (HIFO) method of identifying which shares to sell. The expectation is that any capital gain is minimized (or capital loss is maximized) since the difference between the proceeds on the sale of the shares and the cost of those shares is also minimized. However, if the Series has a loss to offset, low-cost securities may be sold for profit and may also then be reacquired in order to "step up" the basis in those securities. There will be times when it will be more advantageous for the Series to identify shares without the highest cost. This may occur, for example, when shares with the highest cost result in the realization of short-term capital gains while shares with a lower cost result in a long-term gain. Since short-term capital gains are generally subject to higher rates of tax, the lower cost may be chosen due to the tax benefits of the lower tax rate.

MANAGEMENT OF DIVIDEND DISTRIBUTIONS
---------------------------------

    The Series will minimize dividend distributions to the extent permitted to maintain regulated investment company status under the Code.

    EQUALIZATION ACCOUNTING - Under current law, the Series intends, for tax purposes, to treat as a distribution of investment company taxable income or net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Series' undistributed investment company taxable income and net capital gain. This practice will have the effect of reducing the amount of income and gains that the Series is required to distribute as dividends to shareholders in order for the Series to avoid federal income and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Series' shares, the total return on a shareholder's investment will not be reduced as a result of the Series' distribution policy. Under the Code, equalization payments may be used in lieu of dividend distributions of either ordinary taxable income or net capital gains. The Series will designate equalization payments as being made in lieu of ordinary taxable dividends before net capital gains.

    DELIBERATE MINIMIZATION OF CASH DIVIDENDS - The Series will minimize the amount it distributes as ordinary income dividends. It may not, therefore, distribute all investment company taxable income or ordinary income. It will, however, distribute dividends sufficient to maintain its status as a regulated investment company. In addition, the Series may retain income for excise tax purposes (and then incur excise tax) if it anticipates such retention will enhance shareholders' after-tax total returns.

MANAGEMENT
-----------

    The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Advisor, Custodian and Distributor. The day-to-day operations of the Series are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts makes all investment decisions for the Series. The Advisor acts as the investment advisor to the Series. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Series including supervision of service providers of the Series and the direction of the Advisor's directors, officers or employees who may be elected as officers of the Series to serve as such.

    As of the date of this Prospectus, the Advisor supervise over $7.0 billion in assets of clients, including both individuals and institutions. For its services to the Series under the Investment Advisory Agreement, the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Series daily net assets. This fee is higher than the mean fee paid by all other mutual funds. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor;
(vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incident to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

DISTRIBUTION OF FUND SHARES
------------------------

    Manning & Napier Investor Services, Inc. (the "Distributor") acts as distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Fund has adopted a Distribution Agreement with respect to each Class of shares and related Plans of Distribution with respect to Class B, C, D and E Shares (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Class A Shares are offered to investors who purchase their shares directly from the Distributor and are not subject to distribution or shareholder servicing fees. Class B, C, D and E Shares are offered only by or through investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries").

    The Distributor receives distribution and services fees, as the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of services it agrees to provide under its Servicing Agreement.

    As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for classes C and D is limited to .25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

    Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

RISKS AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
----------------------------------------------------

    Set forth below is further information regarding certain types of securities the Series may invest in, as well as information about additional types of investment strategies the Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

    While the Series generally emphasizes investments in companies domiciled in the United States, it may invest up to 25% of its assets in foreign securities of the same types and quality as the domestic securities in which the Series may invest when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment objective of the Series. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

    The Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. The Series' restrictions on investment in foreign securities are not fundamental policies and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change.

    There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United

States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S.

    Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

    The Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be credit-worthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

    The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

U.S. GOVERNMENT SECURITIES

    The Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., Fannie Mae).

MORTGAGE-BACKED SECURITIES

    The Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). The Series may purchase CMOs that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

HIGH YIELD DEBT SECURITIES

    High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. The Series will also seek to minimize risk by diversifying its holdings.

ZERO-COUPON BONDS

    Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES LENDING

    The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

SHORT SALES

    The Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that the Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of the Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

    The Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account with its custodian consisting of high-grade liquid debt instruments or cash in an amount at least equal to the purchase price.

HEDGING TECHNIQUES

    The Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, to reduce the overall level of risk that normally would be expected to be associated with its investments. The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. The Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. The series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. The series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. The series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount for which the option is "in the money".

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

    A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts gives the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FUTURES CONTRACTS

    The Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. The Series may not purchase or sell futures contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

    The Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the security being hedged is imperfect and there is a risk that the value of the security being hedged may increase or decrease at a greater rate than the related futures contract, resulting in a loss to the Series. Certain futures exchanges or boards of trade have established daily price limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase or sell certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series does not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract creates an obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract creates an obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. The series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts gives the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. The Series may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

    A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

    There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

PRINCIPAL INVESTMENT RESTRICTIONS
-----------------------------

    The Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

    The Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

    The Series may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). The series may not purchase more than 10% of the outstanding voting securities of any one issuer.

    The Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities).

    The Series will not invest more than 10% of its net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

    The Series may invest its assets in securities of any other investment company (closed-end and open-end) (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

    The Series may not make loans, but it may invest in debt securities and repurchase agreements and may engage in securities lending.

    Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

TAXES AND DISTRIBUTIONS
--------------------

    The Series has elected to be treated, and intends to continue to qualify each year as a regulated investment company under the Code. Accordingly, the Series intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute an amount of its net investment income to ensure constant qualification.

    While the Series seeks to minimize taxable distributions, the Series may earn taxable income and gains that will be distributed to shareholders. These distributions will be taxable to the shareholders. Distributions, if necessary, will be made on an annual basis. Additional distributions will be made only if necessary to comply with distribution requirements of the Code.

    The Series' distributions may be reinvested in additional shares of the Series or may be taken in cash. If you elect to receive distributions in cash, instead of reinvesting them in additional shares, you are in effect reducing the amount of capital at work for you in the Series. If you invest shortly before the Series declares a dividend, a portion of your investment will be returned to you as a taxable distribution (commonly referred to as "buying into a dividend"). This distribution will be taxable regardless of whether you elected to reinvest your distribution in additional shares or take the distribution in cash. If you would like to avoid buying into a dividend, you may contact the Fund to find out when the Series plans to declare a dividend and invest after that date.

    Your redemptions, including exchanges to other Manning & Napier Series, are subject to capital gains tax. A capital gain or loss is the difference between the proceeds from the sale of the shares and the amount you paid for such shares.

    Each January, the Series will send to non-corporate taxable shareholders Form 1099-DIV to assist the shareholder in reporting their previous year's distribution(s) on their federal and state income tax returns. The Series will also send to shareholders who redeemed shares a copy of Form 1099-B showing the total proceeds received by the shareholder. The shareholder will be responsible for calculating the gain or loss as a result of the redemption.

TOTAL RETURN
----------

    From time-to-time the Series may advertise its total return. TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. The respective performance figures for the Classes will differ because of the different distribution and/or shareholder services fees charged to Classes B, C, D and E Shares.

PURCHASES, EXCHANGES, AND REDEMPTIONS OF SHARES
---------------------------------------------

    Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

PURCHASES

    The minimum initial investment in each class of the Series is $2,000 and subsequent purchases must be at least $100. The minimum initial investment is waived for participants in the Automatic Investment Plan (see "Automatic Investment Plan" below) and for shareholders who purchase shares through Financial Intermediaries that provide sub-accounting services to the Fund. These minimums may be waived at the Distributor's discretion. The Fund has the right to refuse any order.

    Payment may be made by check or readily available funds. A purchase order will be effective as of the day your check is received by the Distributor if the Distributor receives the check before the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., Eastern time. If payment is received by wire, the purchase order will be effective the day the payment is received by the Series' custodian bank. The purchase price of shares of each Class of a Series is the net asset value determined on the day the wire is received.

    The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

    The Advisor will not accept securities for the Series unless (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

AUTOMATIC INVESTMENT PLAN

    Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on a checking account. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The minimum amount of each automatic investment is $25. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

EXCHANGES BETWEEN SERIES

    As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares of a Class in an account for which payment has been received by the Fund may be exchanged for shares of the same Class of any of the other Manning & Napier Fund, Inc. Series that offers that Class at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days' notice to shareholders subject to applicable law.

REDEMPTIONS

    If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange. Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption.

    Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), or through the Automatic Investment Plan, payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check or draft has cleared.

    Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

    Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem Class A Shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

SHARE PRICE
----------

    Each Class of the Series' share price or "net asset value" per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The net asset value per share of each Class of the Series is determined by dividing the total value of its investments and other assets that are allocated to that Class, less any liabilities that are allocated to that Class, by the Class's total outstanding shares. The value of the Series' portfolio securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Portfolio. Securities which are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and ask prices. Unlisted securities for which market quotations are not readily available are valued at the latest quoted bid price. Temporary cash investments are valued at amortized cost which approximates market value. Equity securities for which no current quotations are readily available are valued at fair market value as determined in good faith by or at the discretion of the Board of Directors. Equity securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    When approved by the Board of Directors, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (In estimating a security's price, a pricing service takes into account institutional-size trading in similar groups of securities and any developments related to specific securities.) The methods used by the pricing service and the valuations so established are reviewed by the officers of the Fund under policies determined by the Directors. There are a number of pricing services available and the Directors, as part of an on-going evaluation of these services, may authorize the use of other pricing services or discontinue the use of any service in whole or in part.

GENERAL INFORMATION
-----------------

    The Fund was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. As of September 22, 1997 Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604 owns 39.71% of the Tax Managed Series and is deemed under the 1940 Act to be a beneficial owner of such Series.

    Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of the classes of the same Series may have different net asset values per share.

    The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

    All securities and cash are held by Boston Safe Deposit and Trust Company. Deloitte & Touche, LLP serves as independent accountants for the Series and will audit its financial statements annually.

    Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds which are rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

    AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    The C rating is reserved for income bonds on which no interest is being paid.

    Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

    P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -Leading market positions in well-established industries.
    -High rates of return on funds employed.
    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment for senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

    A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated B are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          MANNING & NAPIER FUND, INC.
                                 P.O. Box 41118
                           Rochester, New York 14604
                                 1-800-466-3863

                           WORLD OPPORTUNITIES SERIES

    Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Class A, B, C, D and E Shares (each a "Class" and collectively, the "Classes") of the World Opportunities Series (the "Series"), a series of the Fund. The Series' investment objective is to seek long-term capital growth.

    This Prospectus provides you with the basic information you should know before investing in the Series. The Fund's other series are offered through separate prospectuses. You should read this Prospectus and keep it for future
reference. A Statement of Additional Information, dated            , 1997,
containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS             , 1997.

EXPENSES
---------

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

                                                       All Classes
                                                         ------
Maximum Sales Charge Imposed on Purchases.........        None
Redemption Fees(1)................................        None
Exchange Fees(2)..................................        None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses" of the Series.

(2) A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES - CLASS A SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Class A Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS A SHARES OF THE SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1):
------------------------------------

Management Fees...................................    1.00%
Rule 12b-1 Fees...................................    None
Other Expenses....................................    0.17%
Total Operating Expenses of the Series............    1.17%

(1) The World Opportunities Series was engaged in active investment operations for the period September 6, 1996 through December 31, 1996; therefore, actual management fees and other expenses are used above.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class A Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

EXAMPLE - CLASS A SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
World Opportunities Series          $      12    $      37    $      64    $     142

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS B SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Class B Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS B SHARES OF THE SERIES
---------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1):
------------------------------------

Management Fees After Reduction of Fees...........    1.00%
Rule 12b-1/Service Fees(2)........................    1.00%
Other Expenses....................................    0.17%
Total Operating Expenses of the Series............    2.17%

(1) The World Opportunities Series was engaged in active investment operations for the year ended December 31, 1996; therefore, actual management fees and other expenses of Class A Shares of the Series are used above.

(2) Of the Rule 12b-1/Service fees for the Class B shares, 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class B Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE - CLASS B SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
World Opportunities Series          $      22    $      66    $     116    $     263

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS C SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Class C Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS C SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1):
------------------------------------

Management Fees After Reduction of Fees...........        1.00%
Rule 12b-1/Service Fees(2)........................        0.75%
Other Expenses....................................        0.17%
Total Operating Expenses of the Series............        1.92%

(1) The World Opportunities Series was engaged in active investment operations for the year ended December 31, 1996; therefore, actual management fees and other expenses are used above.

(2) Of the Rule 12b-1/Service fees for the Class C shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class C Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS C SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class C Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
World Opportunities Series          $      19    $      59    $     102    $     231

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS D SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Class D Shares of Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS D SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1):
------------------------------------

Management Fees After Reduction of Fees...........        1.00%
Rule 12b-1/Service Fees(2)........................        0.50%
Other Expenses....................................        0.17%
Total Operating Expenses of the Series............        1.67%

(1) The World Opportunities Series was engaged in active investment operations for the year ended December 31, 1996; therefore, actual management fees and other expenses are used above.

(2) Of the Rule 12b-1/Service fees for the Class D shares, up to 0.25% represents shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class D Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS D SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class D Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
World Opportunities Series          $      17    $      53    $      92    $     210

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

ANNUAL OPERATING EXPENSES - CLASS E SHARES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Class E Shares of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

ANNUAL OPERATING EXPENSES OF THE CLASS E SHARES OF THE SERIES
--------------------------------------------------------

(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1):
------------------------------------

Management Fees After Reduction of Fees...........        1.00%
Rule 12b-1/Service Fees(2)........................        0.25%
Other Expenses....................................        0.17%
Total Operating Expenses of the Series............        1.42%

(1) The World Opportunities Series was engaged in active investment operations for the year ended December 31, 1996; therefore, actual management fees and other expenses are used above.
(2) Of the Rule 12b-1/Service fees for the Class E shares, up to 0.25% may represent shareholder service fees.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Class E Shares of the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum sales charges otherwise permitted by the Conduct Rules of the NASD.

EXAMPLE - CLASS E SHARES
---------------------

You would pay the following expenses on a $1,000 investment in Class B Shares, assuming a) 5.0% annual return and b) redemptions at the end of each time period:

                                     1 year       3 years      5 years     10 years
                                      -----     -----------  -----------  -----------
World Opportunities Series          $      14    $      45    $      78    $     172

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
---------------------

The following table provides selected per share data and ratios for the Class A Shares of the World Opportunities Series (for a share outstanding throughout the period for the periods shown). The table, except with respect to the unaudited interim periods, is part of the Series' financial statements, which are incorporated by reference into the Fund's Statement of Additional Information. The financial highlights presented herein for the period ended June 30, 1997 are unaudited. Coopers & Lybrand L.L.P., the Fund's independent accountants, audited the Fund's financial highlights for each of the other periods shown. Additional performance information is contained in the Fund's 1997 Semi-Annual Report to Shareholders and its 1996 Annual Report to Shareholders and each is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of June 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. These tables should be read in conjunction with the Series' financial statements and notes thereto.

WORLD OPPORTUNITIES SERIES - CLASS A SHARES

                                                                                                     For the Period
                                                                                    For the Six          9/6/96
                                                                                   Months Ended     (commencement of
                                                                                      6/30/97        operations) to
                                                                                    (Unaudited)         12/31/96
                                                                                  ---------------   ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                                             $     10.42       $    10.00(3)
                                                                                      -------            -------
Income from investment operations
  Net investment income (loss)                                                           0.06               0.05
  Net realized and unrealized gain (loss) on investments                                 2.31               0.43
                                                                                      -------            -------
Total from investment operations                                                         2.37               0.48
                                                                                      -------            -------
Less distributions declared to shareholders:
  From net investment income                                                           -                   (0.05)
  From net realized gain on investments                                                -                   (0.01)
                                                                                      -------            -------
Total distributions declared to shareholders                                           -                   (0.06)
                                                                                      -------            -------
NET ASSET VALUE - END OF PERIOD                                                   $     12.79       $      10.42
                                                                                      -------            -------
                                                                                      -------            -------
Total return(1)                                                                         22.74%              4.82%
Ratio (to average net assets) / Supplemental data:
  Expenses                                                                               1.17%(2)           1.17%(2)
  Net investment income                                                                  1.08%(2)           1.54%(2)
Portfolio Turnover                                                                         45%                 1%
Average Commission Rate Paid                                                      $    0.0111       $     0.0065
NET ASSETS - END OF PERIOD (000's omitted)                                        $    98,773       $     77,338
                                                                                      -------            -------
                                                                                      -------            -------

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

(3) Initial offering price upon commencement of operations on September 6, 1996.

THE FUND
--------

    The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the World Opportunities Series (the "Series"), which is offered through five separate classes of shares, Class A, B, C, D and E Shares, respectively. Class A Shares of each Series are offered to investors who purchase their shares directly from Manning & Napier Investor Services, Inc. (the "Distributor"). Class B, C, D and E Shares are offered only through financial intermediaries which provide to the Fund and its shareholders varying levels of distribution and shareholder services as described under "Distribution of Fund Shares" below. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863.

    Shares of the Series are offered directly to investors and to employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") or its affiliates that have authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates. Investors may be charged a fee if they effect transactions through a broker or agent.

    Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interest of the Fund and its clients so as to minimize the effect on performance.

RISK AND INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------

GENERAL

    The objective of the Series is to seek long-term capital growth. The Series generally invests at least 65% of its assets in common stocks of companies domiciled in at least three different countries. The Advisor will emphasize individual security selection to identify those issuers which, in the Advisor's opinion, have attractive long-term business prospects and valuations. It may invest up to 20% of assets in noninvestment-grade convertibles and debt securities. Unless otherwise stated, the Series' investment policies are not fundamental and may be changed without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change. There is no assurance that the Series will achieve its investment objective.

    The Series may also invest up to 35% of its assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments, or their respective agencies and instrumentalities. The value of debt securities fluctuates inversely to changes in interest rates. The Series may invest in both exchange and over-the-counter traded securities. The Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See "Special Risk and Additional Investment Policies-High Yield Debt Securities".

    In periods of unusual market conditions, when the Series' Advisor considers it appropriate, the Series may invest all or any part of the Series' assets in cash, U.S. Government Securities, high quality commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.

    The Series is a non-diversified portfolio under the Investment Company Act of 1940 (the "1940 Act"), which means that the Series is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Series may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its securities. However, the Series intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

    For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed to be creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

    In addition, the Series may to varying degrees use certain techniques and strategies discussed below under "Special Risk and Additional Investment Policies".

SPECIAL RISK AND ADDITIONAL INVESTMENT POLICIES
------------------------------------------

    The Series may engage in the following investment policies and practices, some of which are described in more detail in the Statement of Additional Information.

FOREIGN INVESTMENTS

    Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S., including the possibility of unfavorable currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities. In general, there may be limited public information with respect to foreign issuers, and some foreign issuers may also be subject to less comprehensive accounting and disclosure requirements than similar U.S. issuers.

    The Series' investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

INVESTING IN OTHER INVESTMENT COMPANIES

    The Series may invest up to 10% of its total assets in closed-end investment companies commonly referred to as "country funds". Such investments will involve the payment of duplicate fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

SMALL COMPANIES

    The Series may invest in smaller, less well-established companies which may offer greater opportunities for capital appreciation than larger, better established companies. These stocks may also involve certain risks related to limited product lines, markets or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange-listed securities of larger companies.

U.S. GOVERNMENT SECURITIES

    The Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (i.e., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., the Federal National Mortgage Association).

SHORT SALES

    The Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that the Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of the Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

ZERO-COUPON BONDS

    Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

    Certain of the obligations purchased by the Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

    The Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, that is, to reduce the overall level of risk that normally would be expected to be associated with its investments. The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. The Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. The Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. The Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. The Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Series has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount by which the option is "in the money".

FUTURES CONTRACTS

    The Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. The Series may not purchase or sell futures contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside liquid assets in a segregated account with its custodian in the amount prescribed.

    The Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the prices of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts, resulting in losses to the Series. Certain futures exchanges or boards of trades have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

    A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Fund does not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. The Fund will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. The Fund may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the CFTC rules would exceed 5% of the unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

    A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

    There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the stocks held by the Series and the prices of currency contracts, options, futures and options on futures;
(3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts, and futures options.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

    The Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Series will maintain a separate account with a segregated portfolio of liquid assets in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

    The Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. When the Advisor is determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

    To the extent that the Series purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Series' principal investment to the extent of the premium paid. The yield of the Series may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

SECURITIES LENDING

    The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

HIGH YIELD DEBT SECURITIES

    High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. The Series will also seek to minimize risk by diversifying its holdings.

PRINCIPAL INVESTMENT RESTRICTIONS
-----------------------------

    The Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

    The Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

    The Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry.

    The Series may not invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

    The Series may invest its assets in securities of any other investment company (closed-end and open-end), (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

    The Series may not make loans, except through loans of portfolio securities and repurchase agreements.

    Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT
-----------

    The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Advisor, Custodian and Distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

    The Advisor acts as Investment Advisor to the Company and supervises and arranges the purchase and sale of securities held in the portfolio of the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Company including supervision of service providers to the Fund and direction of the Advisor's directors, officers, or employees who may be elected as officers of the Company to serve as such.

    As of the date of this Prospectus, the Advisor supervised over $7.0 billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. This fee is higher than the mean fee paid by all other mutual funds. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Fund. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, Shareholder Servicing or Transfer Agent and Accounting Services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

DISTRIBUTION OF FUND SHARES
------------------------

    Manning & Napier Investor Services, Inc. (the "Distributor") acts as distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Fund has adopted a Distribution Agreement with respect to each Class of shares and related Plans of Distribution with respect to Class B, C, D and E Shares (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Class A Shares are offered to investors who purchase their shares directly from the Distributor Series and are not subject to distribution or shareholder servicing fees. Class B, C, D and E Shares are offered only by or through investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries").

    The Distributor receives distribution and services fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of services it agrees to provide under its Servicing Agreement.

    As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to .25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to .25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

    Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

TOTAL RETURN
----------

    From time-to-time the Series may advertise its total return. TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. The respective performance figures for the Classes will differ because of the different distribution and/or shareholder services fees charged to Classes B, C, D and E Shares.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES
--------------------------------------------

PURCHASES

    Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.
    The minimum initial investment in each class of the Series is $2,000 and subsequent purchases must be at least $100. The minimum initial investment is waived for participants in the Automatic Investment Plan and for shareholders who purchase shares through Financial Intermediaries that provide sub-accounting services to the Fund. The Distributor reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The Distributor has the right to refuse any order. The Distributor may suspend offering shares to other than discretionary management accounts of the Advisor.

    A purchase order will be effective as of the day received by the Distributor, Transfer Agent, or its agents, if the order is received before 4:00 p.m. Eastern time by the Distributor, Transfer Agent or its agents. Payment may be made by check or readily available funds. The purchase price of shares of each Class of the Series is the net asset value next determined after a purchase order is effective.

    Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking account. Under this plan, the shareholders may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

    The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

    The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

EXCHANGES BETWEEN SERIES

    As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares of a Class in a direct investment account with the Fund for which payment has been received by the Transfer Agent may be exchanged for shares of the same Class of any of the other Manning & Napier Fund, Inc. Series that offers that Class at net asset value. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days' notice to shareholders subject to applicable law.

REDEMPTIONS

    If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange. Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption.

    Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

    Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

OTHER INFORMATION ABOUT PURCHASES

    Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem Class A shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

SHARE PRICE
----------

    The share price or "net asset value" per share of each class of the Series is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The net asset value per share of each Class of a Series is determined by dividing the total value of its investments and other assets that are allocated to that Class, less any liabilities that are allocated to that Class, by the Class's total outstanding shares. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS
----------------------

DIVIDENDS AND DISTRIBUTIONS

    The Series expects to pay ordinary income dividends and capital gain distributions, if any, annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each non-corporate taxable shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate of 31% from ordinary income dividends, capital gain distributions, and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

    If a taxable shareholder invests shortly before the Series declares a taxable dividend, a portion of the investment will be returned as a taxable distribution (commonly referred to as "buying into a dividend"). This distribution will be taxable regardless of whether you elected to reinvest your distribution in additional shares or take the distribution in cash. If you would like to avoid buying into a dividend, you may contact the Fund to find out when the Series plans to declare a distribution and invest after that date.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following is only a general summary of certain federal income tax considerations affecting the Series and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. This Series is not managed with respect to tax outcomes for its shareholders.

    Under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Series is treated as a separate entity for federal income tax purposes. The Series intends to qualify each year as a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans. In view of the Series' investment policy, ordinary income dividends, if any, are expected to be small.

    A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently, the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

    Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

ADDITIONAL DIVIDEND AND TAX INFORMATION

    Income, such as dividends and interest, received by the Fund may give rise to withholding taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions and treaties between such countries and the United States may reduce or eliminate such taxes.

    If more than 50% of the value of the Fund's total assets at the close of its fiscal year consists of stocks or securities of foreign corporations, the Fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include in gross income their respective pro rata portions of foreign taxes paid by the Fund, and either deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use such pro rata portions as foreign tax credits against their U.S. income taxes. Investors should note that Code Section 904 imposes significant limitations on a taxpayer's ability to claim the foreign tax credit.

GENERAL INFORMATION
-----------------

    The Fund was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

    Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of the classes, of the same Series may have different net asset values per share.

    The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of each Series will be allocated directly to each Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of each Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

    All securities and cash are held by Boston Safe Deposit and Trust Company. Coopers & Lybrand, L.L.P. serves as independent accountants for the Series and will audit its financial statements annually.

    Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

    Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa - Bonds rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

    AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

                                    APPENDIX
                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

    P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -Leading market positions in well-established industries.
    -High rates of return on funds employed.
    -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

    A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated B are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                          MANNING & NAPIER FUND, INC.

                                SMALL CAP SERIES
                                 ENERGY SERIES
                               TECHNOLOGY SERIES
                           FINANCIAL SERVICES SERIES
                              INTERNATIONAL SERIES
                              LIFE SCIENCES SERIES
                           GLOBAL FIXED INCOME SERIES
                           WORLD OPPORTUNITIES SERIES
                                 (THE "SERIES")

Supplement dated           , 1997 to the Prospectus dated April 14, 1997

THE PROSPECTUS IS AMENDED AND SUPPLEMENTED TO REFLECT ADDITION OF: (I) UNAUDITED FINANCIAL INFORMATION FOR THE SMALL CAP, INTERNATIONAL AND WORLD OPPORTUNITIES SERIES; (II) AUDITED FINANCIAL INFORMATION FOR THE TECHNOLOGY SERIES; AND (III) FOUR ADDITIONAL CLASSES OF SHARES OF THE SMALL CAP AND WORLD OPPORTUNITIES SERIES.

                            ------------------------

The following tables include unaudited financial information for the Small Cap, International and World Opportunities Series and audited financial information for the Technology Series for the periods indicated. Coopers & Lybrand L.L.P., the Fund's independent accountants, audited the Technology Series' financial highlights. Additional performance information for each Series is contained in the Fund's 1997 Semi-Annual Report to Shareholders and its 1996 Annual Report to Shareholders and each is available upon request and without charge by calling 1-800-466-3863. Because the Fund's Class B, C, D and E Shares had not been introduced as of June 30, 1997, no financial highlights are presented for the Class B, C, D or E Shares of the Series. These tables should be read in conjunction with the Series' financial statements and notes thereto.

                                                                                                      WORLD
                                                     SMALL CAP       TECHNOLOGY     INTERNATIONAL  OPPORTUNITIES
                                                       SERIES          SERIES          SERIES         SERIES
                                                    ------------   --------------   ------------   ------------
                                                    For the Six    For the Period   For the Six    For the Six
                                                    Months Ended     1/1/97 to      Months Ended   Months Ended
                                                      6/30/97        4/16/97(1)       6/30/97        6/30/97
                                                    (Unaudited)      (Audited)      (Unaudited)    (Unaudited)
                                                    ------------   --------------   ------------   ------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                 $  12.09        $ 12.58         $  11.54       $ 10.42
                                                    ------------      -------       ------------   ------------

Income from investment operations:
  Net investment income                                  0.013          0.016            0.146         0.060
  Net realized and unrealized gain (loss) on
    investments                                          2.127         (0.007)           2.224         2.310
                                                    ------------      -------       ------------   ------------
Total from investment operations                         2.140          0.009            2.370         2.370
                                                    ------------      -------       ------------   ------------

Less distributions to shareholders:
  From net investment income                            -              (0.016)          -              -
  From net realized gain on investments                 -              (3.353)          -              -
  Redemption of capital                                 -              (9.220)          -              -

Total distributions to shareholders                     -             (12.589)          -              -

                                                                                                      WORLD
                                                     SMALL CAP       TECHNOLOGY     INTERNATIONAL  OPPORTUNITIES
                                                       SERIES          SERIES          SERIES         SERIES
                                                    ------------   --------------   ------------   ------------
                                                    For the Six    For the Period   For the Six    For the Six
                                                    Months Ended     1/1/97 to      Months Ended   Months Ended
                                                      6/30/97        4/16/97(1)       6/30/97        6/30/97
                                                    (Unaudited)      (Audited)      (Unaudited)    (Unaudited)
                                                    ------------   --------------   ------------   ------------
NET ASSET VALUE - END OF PERIOD                       $  14.23        $  0.00         $  13.91       $ 12.79
                                                    ------------      -------       ------------   ------------
                                                    ------------      -------       ------------   ------------

Total return(2)                                          17.70%        -     (3)         20.54%        22.74%

Ratios (to average net assets) / Supplemental
Data:
  Expenses                                                1.08%(4)       1.07%(3,4)       1.09%(4)      1.17%(4)
  Net investment income                                   0.22%(4)       0.36%(3,4)       2.35%(4)      1.08%(4)

Portfolio turnover                                          53%            48%               2%           45%

Average commission rate paid                          $ 0.0315        $0.0174         $ 0.0046       $0.0111

NET ASSETS - END OF PERIOD (000's omitted)            $122,419         -              $182,392       $98,773
                                                    ------------      -------       ------------   ------------
                                                    ------------      -------       ------------   ------------

(1) Date of complete redemption.

(2) Represents aggregate total return for the period indicated.

(3) The Series ceased investment operations on April 16, 1997; therefore ratios and total return would not be representative of an actively operating series.

(4) Annualized.

                            ------------------------

The second sentence of the first paragraph under the section "The Fund" on page 10 of the Prospectus is deleted and replaced with the following three sentences:

       This Prospectus relates to the Class A Shares ("Shares") of eight series of the Fund: the Small Cap Series, the Energy Series, the Technology Series, the Financial Services Series, the International Series, the Life Sciences Series, the Global Fixed Income Series and the World Opportunities Series. The Small Cap and World Opportunities Series are also offered through four additional classes. Information regarding the other classes of the Small Cap and World Opportunities Series and the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863.

                            ------------------------

The first sentence of the second paragraph under the section "Net Asset Value" on page 23 of the Prospectus is deleted and replaced with the following sentence:

       The net asset value per share of each Series (or Class thereof) is determined by dividing the total value of its investments and other assets that are allocated to that Series (or Class), less any liabilities that are allocated to that Series (or Class), by the Series' (or Class's) total outstanding shares.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          MANNING & NAPIER FUND, INC.
                             OHIO TAX EXEMPT SERIES
                                 (THE "SERIES")

    Supplement dated           , 1997 to the Prospectus dated April 14, 1997

THE PROSPECTUS IS AMENDED AND SUPPLEMENTED TO REFLECT THE ADDITION OF UNAUDITED FINANCIAL INFORMATION FOR THE SERIES.

                            ------------------------

The following tables include unaudited financial information for the Series for the period ended June 30, 1997 and supplement the financial highlights on page 4 of the Prospectus.

                                                              For the Six
                                                             Months Ended
                                                                6/30/97
                                                              (Unaudited)
                                                           -----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH
 PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                          $   10.18
                                                                  ------

Income from investment operations:
  Net investment income                                            0.222
  Net realized and unrealized gain (loss) on investments           0.028
                                                                  ------
Total from investment operations                                   0.250
                                                                  ------

Less distributions to shareholders:
  From net investment income                                      (0.190)
  From net realized gain on investments                            -
Total distributions to shareholders                               (0.190)
                                                                  ------

NET ASSET VALUE - END OF PERIOD                                $   10.24
                                                                  ------
                                                                  ------

Total return(1)                                                     2.48%

Ratios (to average net assets) / Supplemental Data:
  Expenses                                                          0.82%(2)
  Net investment income                                             4.44%(2)
                                                                  ------

Portfolio turnover                                                     1%
                                                                  ------

NET ASSETS - END OF PERIOD (000's omitted)                     $   8,281
                                                                  ------
                                                                  ------

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          MANNING & NAPIER FUND, INC.
                           NEW YORK TAX EXEMPT SERIES
                                 (THE "SERIES")

    Supplement dated           , 1997 to the Prospectus dated April 14, 1997

THE PROSPECTUS IS AMENDED AND SUPPLEMENTED TO REFLECT THE ADDITION OF UNAUDITED FINANCIAL INFORMATION FOR THE SERIES.

                            ------------------------

The following tables include unaudited financial information for the Series for the period ended June 30, 1997 and supplement the financial highlights on page 4 of the Prospectus.

                                                              For the Six
                                                                Months
                                                             Ended 6/30/97
                                                              (Unaudited)
                                                           -----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH
 PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                          $    9.98
                                                                 -------

Income from investment operations:
  Net investment income                                            0.218
  Net realized and unrealized gain (loss) on investments           0.042
                                                                 -------
Total from investment operations                                   0.260
                                                                 -------

Less distributions to shareholders:
  From net investment income                                      (0.190)

NET ASSET VALUE - END OF PERIOD                                $   10.05
                                                                 -------
                                                                 -------

Total return(1)                                                     2.62%

Ratios (to average net assets) / Supplemental Data:
  Expenses                                                          0.61%(2)
  Net investment income                                             4.48%(2)

Portfolio turnover                                                     0%

NET ASSETS - END OF PERIOD (000's omitted)                     $  40,610
                                                                 -------
                                                                 -------

(1) Represents aggregate total return for the period indicated.

(2) Annualized.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          MANNING & NAPIER FUND, INC.
                         DIVERSIFIED TAX EXEMPT SERIES
                                 (THE "SERIES")

    Supplement dated           , 1997 to the Prospectus dated April 14, 1997

THE PROSPECTUS IS AMENDED AND SUPPLEMENTED TO REFLECT THE ADDITION OF UNAUDITED FINANCIAL INFORMATION FOR THE SERIES.

                            ------------------------

The following tables include unaudited financial information for the Series for the period ended June 30, 1997 and supplement the financial highlights on page 4 of the Prospectus.

                                                              For the Six
                                                                Months
                                                             Ended 6/30/97
                                                              (Unaudited)
                                                           -----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH
 PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                          $   10.23
                                                                 -------

Income from investment operations:
  Net investment income                                            0.222
  Net realized and unrealized gain (loss) on investments           0.028
                                                                 -------
Total from investment operations                                   0.250
                                                                 -------

Less distributions to shareholders:
  From net investment income                                      (0.190)

NET ASSET VALUE - END OF PERIOD                                $   10.29
                                                                 -------
                                                                 -------

Total return(1)                                                     2.46%

Ratios (to average net assets) / Supplemental Data:
  Expenses                                                          0.69%(2)
  Net investment income                                             4.49%(2)

Portfolio turnover                                                     0%

NET ASSETS - END OF PERIOD (000's omitted)                     $  18,585
                                                                 -------
                                                                 -------

(1) Represents aggregate total return for the period indicated.

(2) Annualized.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             MANNING & NAPIER FUND, INC.

Statement of Additional Information dated April 14, 1997, as supplemented through _______, 1997


This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with each Series' Prospectus for the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive Series, Maximum Horizon Series and the World Opportunities Series, copies of which may be obtained from Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, NY 14604.



                                  TABLE OF CONTENTS



                                                                          Page
                                                                          ----

Investment Objectives, Policies and
    Restrictions of the Fund                                              B-2
  Risk and Investment Policies                                            B-2
  Investment Restrictions                                                 B-23
  Portfolio Turnover                                                      B-26
Management                                                                B-26
  The Advisor                                                             B-33
  Distribution of Fund Shares                                             B-36
  Custodian and Independent Accountant                                    B-37
  Portfolio Transactions and Brokerage                                    B-37
Net Asset Value                                                           B-39
Redemption of Shares                                                      B-39
  Payment for Shares Received                                             B-39
  Redemption in Kind                                                      B-40
Federal Tax Treatment of Dividends and
    Distributions                                                         B-40
  Qualification as Regulated Investment
    Company                                                               B-40
  Fund Distributions                                                      B-43
  Other Considerations                                                    B-45
  Financial Statements                                                    B-46

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUND

     Each Series' portfolio and strategies with respect to the composition of their respective portfolios are described in the prospectus. If there is a change in a Series' investment objective, shareholders will be notified thirty
(30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. Convertible bonds purchased by the Series may have a call feature. Warrants purchased by the Fund may or may not be listed on a national securities exchange. The Fund has no current intention to engage in "short sales against the box". All of the Series' policies regarding options discussed below are fundamental.

RISK AND INVESTMENT POLICIES

WRITING COVERED CALL AND SECURED PUT OPTIONS

    As a means of protecting their assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

    As described in the Prospectus, when a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

    A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

    A Series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, Treasury bills or other liquid high grade short-term obligations in a segregated account with its custodian, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

    Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

    The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    If a call option on a security expires unexercised, a Series will realize a short-term capital gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

    Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

    The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

    A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account with the Fund's custodian consisting of liquid assets equal to the amount of the Series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited assets will be valued at fair market value. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

    A put option is secured if a Series maintains in a segregated account with its Custodian liquid assets in an amount not less than the exercise price of the option at all times during the option period. A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

    A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

    Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

    A Series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series, at the exercise price. In this case a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

CERTAIN RISK AND OTHER FACTORS RESPECTING OPTIONS

    As stated in the Prospectus, positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same series, there can be no assurance that a liquid secondary market will exist for any particular security option.
If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in liquid assets securities as security for the put option for other investment purposes until the exercise or expiration of the option.

    Possible reasons for the absence of a liquid secondary market on an exchange for an option include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange;
(c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or OCC to handle trading volume; or
(e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders.

    Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Fund's Investment Advisor, Manning & Napier Advisors, Inc., may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

    If Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option the Fund writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities stated in the Prospectus) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". The Fund will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

    Although OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

    The Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. The Fund's program of writing and/or purchasing such options with respect to as much of its portfolio as possible will increase the transaction costs borne by the Series.

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

    Each Series, except for the Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III of the Fund, may enter into Stock Index Futures Contracts to provide: (1) a hedge for a portion of the Series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use Stock Index Futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of Stock Index Futures Contracts could be used to adjust the exposure or hedge the Series' portfolio, the Series may be able to do so more efficiently and at a lower cost through the use of Stock Index Futures Contracts.

    A Stock Index Futures Contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

    The Series will not enter into a Stock Index Futures Contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside liquid assets in a segregated account with its custodian in the amount prescribed.

    Unlike the purchase or sale of an equity security, no price is paid or received by the Series upon the purchase or sale of a Stock Index Futures Contract. Upon entering into a Futures Contract, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a Stock Index Futures Contract and the price of the underlying stock index has risen, that futures position will have increased in value and the Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Series has purchased a Stock Index Futures Contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

    The Series will not enter into Stock Index Futures Contracts for speculation and will only enter into Futures Contracts which are traded on established futures markets. The Series may, however, purchase or sell Stock Index Futures Contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Advisor must sell Stock Index Futures Contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

    Closing out an open Stock Index Futures Contract sale or purchase is effected by entering into an offsetting Stock Index Futures Contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. The Series must also be able to enter into an offsetting transaction with respect to a particular Stock Index Futures Contract at a particular time. If the Series are not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the Stock Index Futures Contract.

    The Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The Series may close their positions by taking opposite positions which would operate to terminate the Series' position in the Stock Index Futures Contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

    Stock Index Futures Contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intend to purchase or sell Stock Index Futures Contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a Stock Index Futures Contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event Stock Index Futures Contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the Stock Index Futures Contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the Stock Index Futures Contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the Futures Contract and thus provide an offset to losses on a Stock Index Futures Contract.

    There are several risks in connection with the use by the Series of Stock Index Futures Contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the Futures Contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into Stock Index Futures Contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

    Successful use of Stock Index Futures Contracts by the Series for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when the Series have sold Futures to hedge their portfolios against a decline in the market, the index or indices on which the Futures are written might advance and the value of securities held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the Futures and also would experience a decline
in value in its portfolio securities.   However, while this might occur to a
certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the Futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their Futures positions. In addition, in such situations, if the Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the Series might have to sell securities at a time when it would be disadvantageous to do so.

    In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the Stock Index Futures Contracts and the portion of the portfolio to be hedged, the price movements in the Futures Contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and
maintenance requirements.   Rather than meeting additional margin deposit
requirements, investors might close Stock Index Futures Contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of Stock Index Futures Contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

    Options on Futures give the purchaser the right, in return for a premium paid, to assume a position in a Futures Contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the Stock Index Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Stock Index Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. Alternatively, settlement may be made totally in cash.

    The Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading in certain options; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

FUTURES ON SECURITIES

    A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts, by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities.


Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

    Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

FOREIGN CURRENCY TRANSACTIONS

    In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series except the Tax Exempt Series of the Fund is authorized to enter into forward foreign currency exchange contracts. In addition, each Series, is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

    First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

    Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

    A separate account of each Series consisting of cash or high-grade liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set
forth above, will be established with the Series' custodian.   For the purpose
of determining the adequacy of the securities in the account, the deposited
securities will be valued at market or fair value.   If the market or fair value
of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such Series.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    Each Series, is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called (i.e., long) for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. Such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The Series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

    Although the Series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

    Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that a liquid market will develop for any particular futures contracts. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to futures contracts or the underlying security or asset; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of certain futures, in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

    An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of liquid assets in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, liquid assets are placed in a segregated account to fulfill the obligations undertaken.

FOREIGN CURRENCY OPTIONS

    Each Series, except for the tax-exempt series of the Fund, are authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

    Currently, the Global Fixed Income Series, Flexible Yield Series I, Flexible Yield Series II and the Flexible Series Yield III may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank. For concentration purposes, supranational entities are considered an industry.

U.S. GOVERNMENT SECURITIES

    Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal

National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association.

    Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

    A Series will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is minimal.

TAX-EXEMPT SECURITIES

    The New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series may invest in tax-exempt securities issued by New York, Ohio or any State of the United States, respectively, and such State's political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

    Each tax-exempt series is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the Series may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The other 25% of each Series' total assets may be in the securities of any one issuer.

    Each Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

    Each of the tax-exempt series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

    It is nonetheless possible that a Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

    Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

    Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not be state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

    In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities. Because the outcome of current discussions concerning health care, including the deliberations of President Clinton's task force on health care reform, is highly uncertain, the Advisor cannot predict the likely impact of reform initiatives.

MORTGAGE-BACKED SECURITIES

    Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


RISK FACTORS RELATING TO NEW YORK TAX EXEMPT SECURITIES

    General. The following information as to certain New York risk factors have been provided in view of the New York Tax Exempt Series' policy of concentrating in New York Municipal Securities. This information constitutes only a brief summary, does not purport to be a complete description of New York risk factors, and is principally drawn from official statements relating to securities offerings of the State of New York that have come to the Portfolio's attention and were available as of the date of this Statement of Additional Information. The New York Tax Exempt Series has not independently verified any of the information contained in the official statement, but is not aware of any fact which would render such information inaccurate.

    The economy of New York is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. In the calendar years of 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. Accordingly, unemployment in the State rose drastically in the late 1980's and early 1990's. However, since November 1992, employment growth resumed and the State has gained approximately 240,000 jobs. During recent years, the State has been hindered by significant cutbacks in computers and instrument manufacturing, utility, defensive and banking industries. Government downsizing has also moderated these job gains.

    Revenues and Expenditures. New York's Governmental Funds receive over 52% of their revenues from the personal income tax levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied resources supply the balance of the receipts for these funds.

New York's major expenditures are grants to local governments, which are projected to account for approximately 69%, of all Governmental Funds expenditures in fiscal 1996-1997. These grants include disbursements for elementary, secondary and higher education, social services, drug abuse control, and mass transportation programs. The State's 1996-1997 fiscal year budget reflects a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending and efficiency and productivity initiatives.

Projections of total State receipts are based on the State's tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important.
The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic or other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments, and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that my affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for and use of State services.

In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the federal government and other factors, have created structural gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    Fiscal 1995-1996. The State completed its 1995-1996 fiscal year with the General Fund (the major operating fund of the State) in balance on a cash-basis. For the 1996-1997 fiscal year, the State's General Fund was projected to be in balanced on a cash basis. Receipts are projected to be $33.17 billion, an increase of $365 million or 1.1%. Disbursements are projected to be $33.12 billion, an increase of $444 million or 1.3%.

    State Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long term borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long term debt that may be so authorized and subsequently incurred by the State. The State may undertake short term borrowings without voter approval (i) in the anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized by unissued bonds, by issuing bond anticipation notes. The State Constitution provides that the State may guarantee the repayment of certain borrowings to carry out designated projects by the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey.

    As of March 31, 1996, the State has approximately $5.05 billion in general obligation bonds, including $294 million in bond anticipation notes outstanding. Principal and interest due on general obligation bonds and interest due on bond anticipation notes were $735 million for the 1995-1996 fiscal year and are estimated to be $719 million for the State's 1996-1997 fiscal year.

    Debt Ratings. Due primarily to the deteriorating economy and recurring deficits, Moody's lowered its ratings on New York State general obligations in 1990 from A1 to A. In January 1992, Moody's lowered the ratings on a substantial number of the State's appropriation-backed debt from A to Baa1, and stated that it had put the State's general obligations under review for possible downgrade in the future. S&P lowered its ratings on the State's general obligations in March 1990 from AA- to A, and in January 1992, S&P further lowered the rating to A-. In January 1992, S&P also downgraded to A- various agency debt, State moral obligations, contractual obligations, lease purchase obligations, guarantees and school district debt. S&P currently assesses the rating outlook for New York obligations as "negative". In October 1995, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. Future negative rating actions would tend to increase the State's borrowing costs as well as to negatively effect the prices of bonds held by the New York Tax Exempt Series.

    Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

    Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws. These proceedings could adversely affect the financial condition of the State in the 1996-1997 fiscal year or thereafter.

The State believes that the State Plan includes sufficient reserves for the payment of judgments that may be required during the 1996-1997 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount the State Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-1997 State Plan. In addition, the State is also a party to other claims and litigations which its counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1996-1997 fiscal year or thereafter.

    New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance it's budget and to meet
its cash requirements.   For each of 1981 through 1996 fiscal years, the City
achieved balanced operating results as reported in accordance with generally
accepted accounting principals.   On November 14, 1996, the City published the
Financial Plans for the fiscal years 1997-2000, a modification to a financial plan submitted on June 21, 1996. The financial plan projects deficits of $2.6 billion, $1.2 billion, $2.1 billion and $3.0 billion respectively for fiscal years 1997-2000, with detailed actions to close the 1997 gap of $2.6 billion.

    The City's financial plans have been the subject of extensive public comment and criticism. On February 28, 1996, Fitch Investors Service, L.P. ("Fitch") placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.

    Moody's has rated the City's general obligation bonds Baa1. Standard & Poor's has rated the bonds BBB+. Fitch has rated the bonds A-. These ratings do not reflect any bond insurance relating to any portion of the bonds. The City expects that ratings on the Financial Guaranty Insured Bonds and the AMBAC Insured Bonds will be received in early 1997. The ratings on the Financial Guaranty Insured Bonds and the AMBAC Insured Bonds will be based on the insurance policies to be issued by Financial Guaranty and AMBAC Indemnity, respectively. Bonds insured to maturity by Financial Guaranty are rated "AAA" by Standard & Poor's, "Aaa" by Moody's and "AAA" by Fitch. Such ratings reflect only the views of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the bonds.

    The City is a defendant in lawsuits pertaining to material matters, including claims asserted which are incidental to performing routine governmental and other functions. This litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged torts, breaches of contracts, violations of law and condemnation proceedings. As of June 30, 1996 and 1995, claims in excess of $380 billion and $311 billion, respectively, were outstanding against the City for which the City estimates its potential future liability to be $2.8 billion and $2.5 billion, respectively.

    Other Localities. Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1996-1997 fiscal year and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1996-1997 fiscal year.

    Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

CONVERTIBLE SECURITIES

    Convertible Securities in which the Series' invest may be converted at either a stated price or stated rate into underlying shares of common stock thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

WARRANTS

    Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which it entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer.

INVESTMENT IN RESTRICTED SECURITIES

    Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The Securities and Exchange Commission ("SEC") adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers". The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

INVESTMENT RESTRICTIONS

    Each Series has adopted certain restrictions set forth below (in addition to those indicated in the prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

A Series may not:

    1. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

    2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

    3. Issue senior securities or pledge its assets, except that each Series, may invest in futures contracts and related options;

    4. Buy or sell commodities or commodity contracts (the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Tax Managed Series and the World Opportunities Series, also expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. The Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, and the Maximum Horizon Series may not buy or sell commodities or commodity contracts, provided that the Series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts, or buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

    5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

    6.   Make investments for the purpose of exercising control or management;

    7. Participate on a joint or joint and several basis in any trading account in securities;

    8. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. All Series, Except the Tax Managed Series and World Opportunities Series, will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

    9. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

    10. Purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Tax Managed Series, Life Sciences Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series and 100% in the case of the International Series, Global Fixed Income Series and World Opportunities Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

    11. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

    12. The Fund will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

    13. The Fund will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Portfolio's assets would be invested in securities of such companies.

    14. Invest more than 5% of the value of its total net assets in warrants (except for the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Tax Exempt Series). Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

    Two Series are subject to the following investment limitations which are not fundamental:

    1. In the case of the Energy Series, the Public Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public
utility companies as defined in PUHCA.   The Energy Series will not acquire 5%
or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.


    2. The Financial Services Series may purchase securities of an issuer which derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions and applicable SEC regulations:

    a. the purchase cannot cause more than 5% of the Series' total assets to be invested in all securities of that issuer;

    b. for an equity security--(i) the purchase cannot result in the Series' owning more than 5% of the issuer's outstanding securities in that class; and
(ii) at the time of purchase, the security must meet the Federal Reserve Board's definition of a margin security (i.e., registration on a national securities exchange or listing by the Federal Reserve Board of Governors on the current OTC Margin Stock list).

    c. for a debt security--(i) the purchase cannot result in the Series owning more than 10% of the outstanding principal amount of the issuers debt securities; and (ii) at the time of purchase, the security must be of at least investment grade quality (i.e., at least BBB/Baa as determined by one of the major rating services or, if not rated, judged to be equivalent by the Series' Directors). See the Appendix to the Prospectus for an explanation of these ratings.

    All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Financial Services Series will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase would cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

PORTFOLIO TURNOVER

    An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its turnover rate will be less than 100%, except for the Tax Managed Series which expects its turnover rate will be no more than 50%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.


MANAGEMENT
The Directors and officers of the Fund are:

                             Position      Principal occupations
Name and address             with Fund     During past five years
----------------             ---------     ----------------------

B. Reuben Auspitz*           Vice          Executive Vice President, Manning
1100 Chase Square            President     & Napier Advisors, Inc., since 1983;
Rochester, NY 14604          & Director    President and Director, Manning &
                                           Napier Investor Services, Inc. since
                                           1990; Director, President and
                                           Treasurer, Manning & Napier Advisory
                                           Advantage Corporation, since 1990;
                                           Director, Manning & Napier Leveraged
                                           Investment Co., since 1994; Director
                                           and Chairman, Exeter Trust, Co.,
                                           since

                                           1994; Member, Fiduciary Services,
                                           L.L.C. since 1995; Member, Manning &
                                           Napier Associates, L.L.C. since
                                           1995;  Member, Manning & Napier
                                           Capital Co., L.L.C. since 1995;
                                           President and Director, Manning &
                                           Napier Insurance Fund, Inc. since
                                           1995

Martin Birmingham            Director      Trustee, The Freedom Forum, since
Lincoln Tower, 16th FLR                    1980;Director Emeritus, ACC
Rochester, NY 14604                        Corporation since 1994; Director
                                           Manning & Napier Insurance Fund, Inc.
                                           since 1995

Harris H. Rusitzky           Director      Formerly Director and Corporate
One Grove Street                           Executive, Serv-Rite Corporation
Pittsford, NY 14534                        from 1965-1994; President, Blimpie of
                                           Central New York and The Greening
                                           Group since 1994; Director, Manning &
                                           Napier Insurance Fund, Inc., since
                                           1995

Peter L. Faber*              Director      Former Partner, Kaye, Scholer,
50 Rockefeller Plaza                       Fierman, Hays & Handler from
New York, New York                         1984-1995;  Partner McDermott,
10020-1605                                 Will & Emery since 1995; Director,
                                           Manning & Napier Insurance Fund,
                                           Inc., since 1995

Stephen B. Ashley            Director      Chairman and Chief Executive
600 Powers Building                        Officer, The Ashley Group since
116 West Main Street                       1975;  Director, Genesee Corp.
Rochester, New York 14614                  since 1987; Director, Hahn Automotive
                                           since 1994; Director, Fannie Mae
                                           since 1995;  Director, Manning &
                                           Napier Insurance Fund, Inc. since
                                           1996

William Manning              President     President, Director and
1100 Chase Square                          co-founder, Manning & Napier
Rochester, NY 14604                        Advisors, Inc., since 1970;
                                           President, Manning & Napier Fund,
                                           Inc., since 1985; President,
                                           Director, Founder & CEO, Manning
                                           Ventures, Inc., since 1992;
                                           President, Director, Founder & CEO,
                                           KSDS, Inc., since 1992;  President,
                                           Kent Display, Inc., since 1992;
                                           President, Director, Founder &
                                           CEO, Synmatix Corporation, since
                                           1993;  President, Director, Founder &
                                           CEO, Manning Leasing, Inc. (dba
                                           Williams International Air, Inc.,
                                           since 1994;  President/Treasurer,
                                           Manning & Napier Leveraged Investing
                                           Company, Inc., since 1994; Member,
                                           Manning & Napier Capital Co., L.L.C.,
                                           since 1994;  Member, Fiduciary
                                           Services, L.L.C., since 1995

Beth Hendershot Galusha,     Chief         Chief Financial Officer, Manning &
CPA                          Financial &   Napier Advisors, Inc. since 1987;
1100 Chase Square            Accounting    Treasurer, Fiduciary Broker
Rochester, NY 14604          Services,     Inc. since 1990; Treasurer,
                             Officer,      Manning & Napier Investor
                             Treasurer     Services, Inc. since 1990; Director,
                                           Manning & Napier Advisory Advantage
                                           Corporation since 1993; Member,
                                           Manning & Napier Capital Co., L.L.C.
                                           since 1995; Treasurer, Exeter Trust
                                           Company since 1997; Chief Financial
                                           & Accounting Officer, Treasurer,
                                           Manning & Napier Insurance Fund,
                                           Inc. since 1997.

Jodi L. Hedberg              Corporate     Administrative Clerk, Manning &
1100 Chase Square            Secretary     Napier Advisors, Inc. since 1990;
Rochester, NY 14604                        Reconciler, Manning & Napier
                                           Advisors, Inc. since 1990;
                                           Compliance Administrator, Manning &
                                           Napier Advisors, Inc. since 1991;
                                           Senior Compliance Administrator,
                                           Manning & Napier Advisors, Inc.
                                           since 1994; Compliance Manager,
                                           Manning & Napier Advisors, Inc.
                                           since 1995; Corporate Secretary,
                                           Manning & Napier Insurance Fund,
                                           Inc. since 1997.* Interested
                                           Director, within the meaning of the
                                           Investment Company Act of 1940 (the
                                           "1940 Act").

*Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

    The only Committee of the Corporation is an Audit Committee whose members are B. Reuben Auspitz and Harris H. Rusitzky and Stephen B. Ashley.

    Directors affiliated with the Advisor do not receive fees from the Fund.
Mr. Faber is deemed to be an interested person of the investment advisor because his firm provides legal services to the Advisor. Each Director who is not affiliated with the Advisor shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. Each Director who is not affiliated with the Advisor shall receive $375 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.

COMPENSATION TABLE FOR FISCAL YEAR ENDED DECEMBER 31, 1996


Name        Position      Aggregate      Pension   Est. Annual  Total
            from          Compensation             Benefits     Compensation
            Registrant                             upon         from
                                                   Retirement   Registrant

----------------------------------------------------------------------------
B. Reuben   Director      $-0-           N/A       N/A          $-0-
Auspitz*

Martin      Director      $24,250        N/A       N/A          $24,250
Birmingham

Harris H.   Director      $24,750        N/A       N/A          $24,750
Rusitzky

Peter L.    Director      $24,250        N/A       N/A          $24,250
Faber*

Stephen B.  Director      $24,250        N/A       N/A          $24,250
Ashley

*Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

    The following persons were known by the Fund to own of record 5% or more of the outstanding voting securities of each Series on September 22, 1997.

NAME AND ADDRESS OF HOLDER OF RECORD       PERCENTAGE OF SERIES
------------------------------------       --------------------

                                   SMALL CAP SERIES

Manning & Napier Advisors, Inc.                             5.85%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604


                                 INTERNATIONAL SERIES

Manning & Napier Advisors, Inc.                             6.52%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604

                                BLENDED ASSET SERIES I

American Express Trustee for                               18.67%
Morton Mease Health Care Trust
1200 Northstar West
Minneapolis, MN 55440-0534

National Financial Services Corp.                          14.05%
FBO Customers
200 Liberty Street
New York, NY 10281-1003

                               FLEXIBLE YIELD SERIES I

E. Lawrence Hanson                                         19.60%
IRA Rollover
100 Highland Avenue
Providence, RI 02906

Manning & Napier Advisors, Inc.                            18.77%
1100 Chase Square
Rochester, NY 14604

William J. Leonard                                         12.09%
29767 Devonshire Oval
West Lake, OH 44145

John G. Napier                                             10.30%
33 Beard Avenue
Buffalo, NY 14214

John T. & Kim B. Dash                                       6.18%
JTWROS
8600 Stanley Road
E. Amherst, NY 14051

Penfield Fire Company                                       5.92%
1838 Penfield Road
Penfield, NY 14526


                               FLEXIBLE YIELD SERIES II

Future Unlimited, Inc.                                     22.59%
P/S Plan
8589 Scenicview Drive
Broadview Heights, OH 44147

Manning & Napier Advisors, Inc.                            17.87%
1100 Chase Square
Rochester, NY 14604

Charles E. Lucas IRA Rollover                              11.33%
9 Southland Avenue
Lakewood, NY 14750

Geraldine A. Moner IRA                                      8.15%
8589 Scenic View Drive
Broadview Heights, OH 44147

Phyllis Schiff                                              7.49%
Retained Annuity Trust
210 Ashley Drive
Rochester, NY 14620

Phyllis Schiff                                              7.49%
Unified Credit Irrevocable Trust
210 Ashley Drive
Rochester, NY 14620

Penfield Fire Company                                       5.00%
1838 Penfield Road
Penfield, NY 14526

                              FLEXIBLE YIELD SERIES III

Linda E. Fresina NON-GST Trust                             10.87%
10601 Hulser Road
Utica, NY 13502

Snyder Tank Corporation                                     9.47%
Savings & Security Plan
3774 Lakeshore Road
Buffalo, NY 14219

Manning & Napier Advisors, Inc.                             8.90%
1100 Chase Square
Rochester, NY 14604

Boy Scouts of America                                       8.35%
Troop 31
909 Fairport Road
E. Rochester, NY 14445

Exeter Trust Co.                                            6.34%
FBO Perry's Ice Cream Co., Inc.
Deferred Salary P/S - Bond
P.O. Box 41178
Rochester, NY 14604

Exeter Trust Co.                                            5.65%
FBO Murata Electronics P/S Retirement
Fixed Income
P.O. Box 41178
Rochester, NY 14604

Walter D. and Bethel H. Kogut  JTWROS                       5.08%
8066 Irish Mist Lane
Manlius, NY 13104

Peter L. Kogut, Jr. and                                     5.07%
Christine Kogut JTWROS
77 Old Stonefield Way
Pittsford, NY 14534

                                  TAX MANAGED SERIES

Manning & Napier Advisors, Inc.                            39.71%
1100 Chase Square
Rochester, NY 14604

William L. Owens NON-GST Trust                             10.99%
176 Hampton Road
Frankfort, NY 13340

Jack V. Rozwadowski                                         5.15%
Revocable Trust
406 Wilkens Road
Erie, PA 16505

                                   DEFENSIVE SERIES

National Financial Services Corp.                          27.05%
FBO Customers
200 Liberty Street
New York, NY 10281-1003

Manning & Napier Advisors, Inc.                            21.01%
1100 Chase Square
Rochester, NY 14604

Exeter Trust Co.                                           14.98%
FBO Conklin Instrument Corp.
Profit Sharing Trust - DG
P.O. Box 41178
Rochester, NY 14604

Local Union No. 56 Electrical                              10.64%
Educational Trust Fund
185 Pennbriar Drive
Erie, PA 16509

                                OHIO TAX EXEMPT SERIES

Manning & Napier Advisors, Inc.                            12.48%
FBO Ms. Nancy Peterson Trust
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                             9.38%
FBO Franklin Eck
3300 Riverside Drive
Columbus, OH 43221

Manning & Napier Advisory                                   8.45%
    Advantage Corporation, Inc.
FBO Trust U/A Estelle B. Wright
FBO Jane W. Haynam
1100 Chase Square
Rochester, NY 14604

                              NEW YORK TAX EXEMPT SERIES

Manning & Napier Advisors, Inc.                             5.36%
FBO Dolomite Products Company, Inc.
1100 Chase Square
Rochester, NY 14604

                                MAXIMUM HORIZON SERIES

National Financial Service Corp.                           60.56%
FBO Customers
200 Liberty Street
New York, NY 10281-1003

Marine Midland Bank, Trustee                                5.97%
FBO International Imaging Materials, Inc.
Retirement & Investment Plan
P.O. Box 1329
Buffalo, NY 14240

                               BLENDED ASSET SERIES II

National Financial Service Corp.                            7.72%
FBO Customers
200 Liberty Street
New York, NY 10281-1003


THE ADVISOR

    Manning & Napier Advisors, Inc. (the "Advisor") acts as the Fund's investment advisor. The Fund pays the Advisor for the services performed a fee at the annual rate of 1% of the Fund's daily net assets for the Small Cap Series, Energy Series, Technology Series, Maximum Horizon Series, Financial Services Series, International Series, Tax Managed Series, Life Sciences Series, Global Fixed Income Series, Blended Asset Series I, Blended Asset Series II, World Opportunities Series, .80% for the Defensive Series, .35% for the Flexible Yield Series I, .45% for the Flexible Yield Series II, .50% for the Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series and the
Diversified Tax Exempt Series.   For fiscal years ended December 31, 1987,
December 31, 1988, December 31, 1989, December 31, 1992, December 31, 1993, December 31, 1994, December 31, 1995 and December 31, 1996, the aggregate total of fees paid by the Small Cap Series to the Advisor were $34,211, $114,125, $0, $184,465, $582,365, $931,789, $1,296,858 and $1,204,107, respectively. For the period November 4, 1988, (Commencement of Investment Operations) to December 31, 1988 and for the fiscal years ended December 31, 1989, December 31, 1990, December 31, 1991, and December 31, 1992, the aggregate total of fees paid by the Technology Series to the Advisor were $87,931, $660,878 $573,333, $603,370, and $249,485 respectively and for the period August 29, 1994 (Commencement of Operations) to December 31, 1994 and for the fiscal years ended December 31, 1995 and December 31, 1996, the aggregate total fees were $151, 936, $557,701 and $938,964, respectively. For the period August 27, 1992, (Commencement of Investment Operations) to December 31, 1992 and for the fiscal years ended December 31, 1993, December 31, 1994, December 31, 1995 and December 31, 1996, the aggregate total fees paid by the International Series to the Advisor were $282,754, $868,462, $870,103, $1,084,583 and $1,363,591. For the period
September 6, 1996 (Commencement of Operations) to December 31, 1996, the aggregate total fees paid the World Opportunities Series to the Advisor were $224,344. For the period October 7, 1992, (Commencement of Investment Operations) to December 31, 1992 and for the fiscal years ended December 31, 1993, December 31, 1994, December 31, 1995, the aggregate total fees paid by the Life Sciences Series to the Advisor were $30,001, $560,977, $749,795, and $451,038. For the fiscal years ended December 31, 1987, December 31, 1988 and December 31, 1989, the advisory fees waived by the Advisor for the Small Cap Series were $500, $707, and $489 respectively. For the period September 15, 1993, (Commencement of Operations) to December 31, 1993 and for the fiscal years ended December 31, 1994, December 31, 1995, and October 31, 1996 the advisory fees waived by the Advisor for the Blended Asset Series I were $891, $26,034, $23,407 and $13,439, and the aggregate total fees paid for the periods ended December 31, 1995, and October 31, 1996 were $46,543 and $108,485. For the period October 12, 1993, (Commencement of Operations) to December 31, 1993 and for the periods ended December 31, 1994, December 31,1995, and October 31, 1996 the advisory fees waived by the Advisor for the Blended Asset Series II were $393, $37,315, $17,669 and $3,528, and the aggregate total fees paid for the fiscal year ended December 31, 1995 and October 31, 1996 were $114,026 and $222,302. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994 and for the periods ended December 31, 1995, and October 31, 1996 the advisory fees waived by the Advisor for the Flexible Yield Series II were $905, $2,160, and $1,688. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994 and the periods ended December 31, 1995, and October 31, 1996 the advisory fees waived by the Advisor for the Flexible Yield Series I were $443, $1,221 and $1,057. For the period December 20, 1993, (Commencement of Operations) to December 31, 1993 and for the periods ended December 31, 1994, December 31, 1995, and October 31, 1996 the advisory fees waived by the Advisor for the Flexible Yield Series III were $11, $1,683, $4,767 and $4,454. For the period September 6, 1996 (Commencement of Operations) to December 31, 1996, the advisory fees waived by the Advisor for the World Opportunities Series were $0. For the period January 17, 1994 (Commencement of Operations) to December 31, 1994 and for the periods ended December 31, 1995 and December 31, 1996, the advisory fees paid to the Advisor for the New York Tax Exempt Series were $82,497, $114,847 and $160,913. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994 and for the periods ended December 31, 1995 and December 31, 1996, the advisory fees waived by the Advisor for the Ohio Tax Exempt Series were $11,101, $4,398 and $1,181 and the aggregate total fees paid for the periods ended December 31, 1995 and December 31, 1996 were $19,239 and
$34,563.   For the period February 14, 1994 (Commencement of Operations) to
December 31, 1994 and for the periods ended December 31, 1995 and December 31, 1996, advisory fees waived by the Advisor for the Diversified Tax Exempt Series were $22,494, $0 and $0, and the aggregate total fees paid were $2,983, $50,130, and $74,427. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996, the advisory fees waived by the Advisor for the Tax Managed Series were $1,867. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996, the advisory fees waived by the Advisor for the Defensive Series were $3,940. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996, the advisory fees waived by the Advisor for the Maximum Horizon Series were $4,377. The Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

    The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

    In the Agreement, the Fund agrees that the words "Manning & Napier" in its name is derived from the name of the Advisor and is the property of the Advisor for copyright and all other purposes and that therefore such words may be freely used by the Advisor as to other investment companies or other investment products; the Fund further agrees that, in the event that the Advisor ceases to be the Fund's investment advisor for any reason, the Fund will (unless the Advisor otherwise consents in writing) promptly take all necessary steps to change its name to a name not including the words "Manning & Napier." The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

    On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Blended Asset Series I , Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, in this capacity, for the fiscal years ended December 31, 1993, December 31, 1994 and December 31, 1995, the Advisor received $29.87, $7,396, and $14,322 from the Fund. For servicing the Tax Managed Series, Defensive Series, Maximum Horizon Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, and the Flexible Yield Series III, in this capacity, for the fiscal year ended October 31, 1996, the Advisor received $8,990 from the Fund. For servicing the Ohio Tax Exempt Series, New York Tax Exempt Series and the Diversified Tax Exempt Series in this capacity, for the fiscal year ended December 31, 1996, the Advisor received $12,960 from the Fund. The Advisor will not charge for its Transfer Agent services to the other Series.

DISTRIBUTION OF FUND SHARES

         Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated September 25, 1997 (the "Distribution Agreement") which applies to each Class of shares.

         The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Portfolio. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of the Series.

THE PLANS

         The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

         The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

         Class B, C, D and E shares were not offered prior to the end of the Series' respective fiscal year ends and therefore the Distributor received no compensation from the Series for such periods.

CUSTODIAN AND INDEPENDENT ACCOUNTANT

    The custodian for the Energy Series, the Technology Series, the Financial Services Series, the Life Sciences Series, and the Global Fixed Income Series is Fleet Bank, N.A., 45 East Avenue, Rochester, N.Y. 14604, with the exception of the foreign securities held by the Fund, whose custodian is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. The custodian for the Small Cap Series, International Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive Series, Maximum Horizon Series and the World Opportunities Series is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. Boston Safe Deposit and Trust Company may, at its own expense, employ a sub-custodian on behalf of the foreign securities held by the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. Coopers & Lybrand L.L.P, One Post Office Square, Boston, MA 02109 are the Fund's independent accountants for the Fund, with the exception of the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Tax Managed Series, Defensive Series and the Maximum Horizon Series for which the independent accountants are Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the

Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

    The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund. For the fiscal years ending December 31, 1987, December 31, 1988, December 31, 1989, December 31, 1992, December 31, 1993, December 31, 1994, December 31, 1995, and December 31, 1996 the brokerage commissions incurred by the Small Cap Series were $90,216, $82,149, $0, $42,285, $60,820, $90,860, $327,763 and $214,565,
respectively. For the period November 4, 1988 (Commencement of Operations) to December 31, 1988 and the fiscal years ended December 31, 1989, December 31, 1990, December 31, 1991 and December 31, 1992, the brokerage commissions incurred by the Technology Series were $123,896, $80,326, $11,415, $5,795 and $137,000, respectively and for the period August 29, 1994 (Commencement of Operations) to December 31, 1994 and the fiscal years ended December 31, 1995 and December 31, 1996, were $13,693, $73,963 and $151,177. For the period
August 27, 1992 (Commencement of Operations) to December 31, 1992 and the fiscal years ended December 31, 1993, December 31, 1994, December 31, 1995 and December 31, 1996, the brokerage commissions incurred by the International Series were $219,814, $49,000, $151,987, $157,084 and $49,487. For the period October 7,
1992 (Commencement of Operations) to December 31, 1992 and the fiscal years ended December 31, 1993, December 31, 1994, December 31, 1995, the brokerage commissions incurred by the Life Sciences Series were $10,670, $144,225, $85,230, $132,203. For the period September 15, 1993 (Commencement of Operations) to December 31, 1993 and for the fiscal years ended December 31, 1994, December 31, 1995, and October 31, 1996 the brokerage commissions incurred by the Blended Asset Series I were $431, $4,270, $8,775 and $13,656. For the period October 12, 1993 (Commencement of Operations) to December 31, 1993 and for the fiscal years ended December 31, 1994, December 31, 1995, and October 31, 1996 the brokerage commissions incurred by the Blended Asset Series II were $506, $8,525, $23,410 and $36,256. For the period February 15, 1994
(Commencement of Operations) to December 31, 1994, and the fiscal years ended December 31, 1995, and October 31, 1996 there were no brokerage commissions incurred by the Flexible Yield Series I. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994 and the fiscal years ended December 31, 1995, and October 31, 1996 there were no brokerage commissions incurred by the Flexible Yield Series II. For the period December 20, 1993

(Commencement of Operations) to December 31, 1993 and for the fiscal years ended December 31, 1994, December 31, 1995, and October 31, 1996 there were no brokerage commissions incurred by the Flexible Yield Series III. For the period January 17, 1994 (Commencement of Operations) to December 31, 1994 and the fiscal years ended December 31, 1995 and December 31, 1996, there were no brokerage commissions incurred by the New York Tax Exempt Series. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994 and the fiscal years ended December 31, 1995 and December 31, 1996, there were no brokerage commissions incurred by the Ohio Tax Exempt Series. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994 and the fiscal years ended December 31, 1995 and December 31, 1996, there were no brokerage commissions incurred by the Diversified Tax Exempt Series. For the period September 6, 1996 (Commencement of Operations) to December 31, 1996, the brokerage commissions incurred by the World Opportunities was $205,556. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996 the brokerage commissions incurred by the Tax Managed Series were $837. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996, the brokerage commissions incurred by the Defensive Series were $335. For the period November 1, 1995 (Commencement of Operations) to October 31, 1996, the brokerage commissions incurred by the Maximum Horizon Series were $2,753.
There were no brokerage commissions paid to affiliates during the last five fiscal years.

NET ASSET VALUE

    The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (which is currently 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service
are believed to reflect the fair market value of such securities.   The methods
used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

REDEMPTION OF SHARES

PAYMENT FOR SHARES REDEEMED

    Payment for shares presented for redemption may be delayed more than three days only for (1) any period (A) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (B) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

REDEMPTION IN KIND

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one per cent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the
Fund's Prospectus.   No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.

    New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    As a regulated investment company ("RIC") under Subchapter M of the Code, each Series is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the year (the "Distribution Requirement") and satisfies certain other
requirements of the Code that are described below.   Distributions of investment
company taxable income made during the taxable year will satisfy the Distribution Requirement.

    In addition to satisfaction of the Distribution Requirement each Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income") and, until the beginning of Series' 1998 fiscal year, derive less than 30% of its gross income from the sale or other disposition of stocks, securities and certain other investments held for less than three months including foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Series' principal business of investing in stock or securities or options and futures with respect
to stocks or securities (the so-called "Short-Short Gain Rule").   Moreover, at
the close of each quarter of its taxable year, at least 50% of the value of a Series' assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of other issuers (as to which such Series has not invested more than 5% of the value of its total assets in any one issuer and as to which such Series does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test").

    The foregoing requirements of the Code may inhibit the Series in their efforts to achieve their investment objectives.


    1.   a.   QUALIFYING INCOME

              It is not clear to what extent income derived by a Series from foreign currency gains will, under future Treasury regulations, be treated by the Internal Revenue Service (the "Service") as Qualifying Income. Consequently, each Series will take appropriate actions to limit such transactions, where necessary, until such time as applicable U.S. Treasury regulations are issued or a Series receives a satisfactory opinion of counsel or private letter ruling from the Service that income from such currency transactions constitutes Qualifying Income.

    1.   b.   CURRENCY TRANSACTIONS

              Transactions in forward currency contracts, currency futures contracts, options on currencies, and certain other instruments are subject to special rules which may affect the timing and character of distributions to shareholders by accelerating income to the Series, deferring Series' losses, causing adjustments in the holding periods of Series' securities, and converting capital gains into ordinary income. For example, certain foreign currency gains realized by a Series will be treated as ordinary income rather than capital gain under Section 988 of the Code. The tax treatment of certain foreign currency contracts, futures contracts, and options on futures contracts entered into by a

    Series will be governed by Section 1256 of the Code. In general, each such position held by the Series will be marked to market (i.e., treated as if it were closed out on the last business day of each taxable year of the Series), and all gain or loss associated with such marking to market or other transactions in such positions will be treated as 60% long-term and 40% short-term capital gain or loss.

              When a Series holds an option or contract governed by Section 1256 which substantially diminishes the Series' risk of loss with respect to another position held by the Series which is not governed by Section 1256, this combination of positions could be a "mixed straddle" that is generally subject to Section 1092 of the Code in addition to Section 1256
    of the Code.   The Series may make certain tax elections for its "mixed
    straddles" which could eliminate the effects of Section 1256.   In
    addition, a Series' activities in foreign currency contracts, futures contracts and options may be limited by the requirements for qualification as a regulated investment company and by future legislative or regulatory changes in these requirements.

    2.   SHORT-SHORT GAIN RULE

         Because of the Short-Short Gain Rule, a Series may have to:

              (1) limit the sale of appreciated securities held for less than three months;

              (2) limit the short sale of, or the acquisition of put options on, appreciated securities held for one year or less;

              (3) limit the closing of call options or secured put options it has written or of appreciated put options it has held for less than three months; and

              (4) limit writing options that expire in less than three months and covered call options on securities that have been held for less than three months and are likely to appreciate significantly during the option period.

    To the extent a Series is able to identify and designate offsetting positions as "hedges," increases and decreases in the value of such positions will be netted for purposes of determining whether the Short-Short Gain Rule has been satisfied. In addition, the Short-Short Gain Rule will not prevent a Series from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period has no impact.

    3.   ASSET DIVERSIFICATION TEST

         The Service has ruled (1) that the issuer of a call option written on a security is the issuer of the underlying security and (2) that, where the writer of a call option owns the underlying security, the Asset Diversification Test will be applied solely to such security and that the value of the option will not be counted.

         The Service has informally ruled for purposes of the Asset Diversification Test that (1) a put option on a security is itself a "security", (2) the issuer of a put option on a security is the issuer of the underlying security, (3) the market value of a purchased put option should be the measure of the investment in the instrument as a "security", and (4) the market value of the underlying security should be the measure of the investment in a written put option as a "security".

         By law, the Series may not rely on informal rulings of the Service. Consequently, a Series may find it necessary to seek its own ruling from the Service on these issues or to curtail its options trading in order to stay within the limits of the Asset Diversification Test.

         It is unclear under present law who should be treated as the issuer of foreign currency exchange contracts, although it has been suggested that the issuer in each case would be the foreign central bank or foreign government backing the particular currency. A Series may find it necessary to curtail trading in forward foreign currency contracts or seek a ruling on this issue. A Series may also find it necessary to seek rulings with respect to other financial instruments, or curtail trading therein, for purposes of the Asset Diversification Test.

FUND DISTRIBUTIONS

    Investors should be careful to consider the tax implications of buying shares of a Series just prior to the record date of an ordinary income dividend or capital gain distribution. The price of shares purchased at that time may reflect the amount of the forthcoming ordinary income dividend or capital gain distribution. Those purchasing just prior to an ordinary income dividend or capital gain distribution will nevertheless be taxable on the entire amount of the distribution received.

    In the event a Series elects to retain its net capital gain, it is expected that such Series also will elect to have shareholders treated as having received a distribution of such gain, with the result that they will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of capital gain tax paid by such Series on the gain, and will increase the tax basis for their shares by an amount equal to 65% of the deemed distribution.

    Investors should be aware that any loss realized upon the sale, exchange or redemption of Series shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain distributions have been paid with respect to such shares or any amounts have been treated as long-term capital gains with respect to such shares pursuant to the election described in the preceding paragraph. Investors should also be aware that the maximum federal tax rate on long-term capital gains has been increased to 35% for corporate taxpayers and to 28% for non-corporate taxpayers.

    In some circumstances the Series' use of short sales, writing of covered call options and acquisitions of put options to further its investment objectives may reduce the portion of its distributions that qualify for the corporate dividends received deduction.

    Except in the case of the International Series and Global Fixed Income Series, the Code allows a 70% dividends-received deduction (the "deduction") to corporate shareholders of any Series. Special provisions are contained in the Code as to the eligibility of payments to such shareholders for the deduction. The extent to which the ordinary income dividends paid by a Series are eligible for the deduction is determined by the ratio of the aggregate dividends received by such Series from domestic corporations in any fiscal year to the ordinary income dividends paid by such Series for that year. For purposes of determining the deduction, a Series may not take into account any amount received as a dividend with respect to any security unless such Series has held the security with respect to which the dividend has been paid for a minimum period, generally 46 days. Moreover, corporate taxpayers will have to take into account the entire amount of any dividend received from a Series for purposes of the alternative minimum tax and environmental tax. Capital gains distributions are not eligible for the dividends received deduction.

    As noted in the Prospectuses for the New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series, exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. Each Tax Exempt Series intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings" as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for each Tax Exempt Series will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax Exempt Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of a Tax Exempt Series.

    "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

    Issuers of bonds purchased by a Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

    From time to time, the Fund may present its performance in communications to shareholders, sales literature, and advertising. Performance measurements will be presented by average annual total return, total return, and/or cumulative total return. All measurements will be based upon the change in net assets resulting from all Fund operations, including the reinvestment of dividends and distributions, if any, for the specified periods.

    The Fund's performance will vary from time to time depending on market conditions, the composition of its portfolio, and its level of operation expenses. Consequently, any performance figures should not be considered representative of the future performance of the Fund. The Fund may include in performance advertisements rankings or similar information provided by Morningstar or other organizations.

OTHER CONSIDERATIONS

    A 4% non-deductible excise tax is imposed on RICs that fail to distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year and 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year, even if they satisfy the Distribution Requirement. The balance of such income must be distributed during the next calendar year. Each Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Series may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

    For purposes of the excise tax, a RIC must (1) offset a net ordinary loss for any calendar year in determining its capital gain net income, but only to the extent the capital gain net income for the one-year period ending on October 31 of such calendar year exceeds the net capital gains for said period and (2) exclude certain foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

    Rules of state and local taxation of ordinary income dividends and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors for the application of the federal rules outlined above to their particular circumstances and for the application of state and local tax rules affecting investment in the Fund. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

FINANCIAL STATEMENTS

THE FUND

The financial statements of the Fund are incorporated by reference into this Statement of Additional Information. The financial statements, if any, with respect to the Tax Managed Series, Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III have been audited by Deloitte & Touche LLP, independent public accountants to such Series. The financial statements, if any, with respect to the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and World Opportunities Series have been audited by Coopers & Lybrand L.L.P., independent public accountants to such Series. The Fund's annual report(s) are incorporated herein by reference in reliance upon their authority as experts in accounting and auditing. Also, the Fund's semi-annual unaudited financial statements with respect to each of the Series are incorporated by reference into this Statement of Additional Information. A copy of the 1996 Annual Report(s) to Shareholders and the 1997 Semi-Annual Report(s) to Shareholders must accompany the delivery of this Statement of Additional of Information.

                              PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:  (included in Part A)

   (i) Unaudited Financial Highlights for the Small Cap Series, International Series, World Opportunities Series, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series for the fiscal period ended June 30, 1997 and audited Financial Highlights for the fiscal period ended April 16, 1997 with respect to the Technology Series.

   (ii) Unaudited Financial Highlights for the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series, and the Tax Managed Series for the fiscal period ended April 30, 1997.

   (iii) Audited Financial Highlights for the Small Cap Series, Technology Series, International Series, World Opportunities Series, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series for the fiscal year ended December 31, 1996.

   (iv) Audited Financial Highlights for the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series, and the Tax Managed Series for the fiscal period ended October 31, 1996.

Financial Statements (incorporated by reference into Part B)

   (i) The following unaudited Financial Statements for the Small Cap Series, International Series, World Opportunities Series, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series for the fiscal period ended June 30, 1997 and audited financial information for the fiscal period ended April 16, 1997 with respect to the Technology Series are incorporated by reference to the Statement of Additional Information from Form N-30D filed on August 26, 1997 with Accession Number 0001003369-97-000017.

              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Portfolio of Investments
              Notes to Financial Statements
              Report of Independent Accountants (Technology Series only)

   (ii) The following unaudited Financial Statements for the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II,Flexible Yield Series III, Defensive Series, Maximum Horizon Series, and the Tax Managed Series for the fiscal period ended April 30, 1997 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on June 24, 1997 with Accession Number 0000751173-97-000014.

              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Portfolio of Investments
              Notes to Financial Statements


   (iii) The following audited Financial Statements for the Small Cap Series, Technology Series, International Series, World Opportunities Series, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series for the fiscal year ended December 31, 1996 including the report of Coopers & Lybrand, L.L.P. dated January 23, 1997 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on February 26, 1997 with Accession Number 0000751173-97-000004.

              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Portfolio of Investments
              Notes to Financial Statements
              Report of Independent Accountants

   (iv) The following audited Financial Statements for the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series, and the Tax Managed Series for the fiscal year ended October 31, 1996 including the report of Deloitte & Touche, LLP. dated November 19, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on December 9, 1996 with Accession Number 0000751173-96-000032.

              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Portfolio of Investments
              Notes to Financial Statements
              Report of Independent Accountants


    All Series of the Fund other than the Small Cap Series, International Series, Technology Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II,

Flexible Yield Series III, Diversified Tax Exempt Series, Ohio Tax Exempt Series, New York Tax Exempt Series, Defensive Series, World Opportunities Series, Maximum Horizon Series and the Tax Managed Series were not operational during the relevant periods. Accordingly, no financial statements are being filed for these Series at this time.

(b) Exhibits:
   (1)(i)     Articles of Incorporation (incorporated by reference to Exhibit
              (1)(i) to the Registration Statement on Form N-1A (File No. 2-92633) filed on August 7, 1984).
   (ii)       Articles of Amendment (incorporated by reference to Exhibit
              (1)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 10, 1985).
   (iii) Articles of Amendment (incorporated by reference to Exhibit to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).
   (iv)       Articles of Amendment (incorporated by reference to Exhibit
              (1)(iv) to the Registration Statement on Form N-1A filed on July 17, 1986).
   (v)        Articles of Amendment are filed herewith.

   (2)(a) By-Laws (incorporated by reference to Exhibit (2) to the Registration Statement on Form N-1A filed on August 7, 1984).
      (b) Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28, 1988).
      (c) Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30, 1991).

(3) Not Applicable.

(4)  (a)      Specimen Stock Certificate (incorporated by reference to Exhibit
              (4a) to the Registration Statement on Form N-1A filed on July 17,
              1986).
     (b)      Articles Supplementary to the charter as filed with the State of
              Maryland on July 10, 1986 (incorporated by reference to Exhibit
              (4b) to the Registration Statement on Form N-1A filed on July 17,
              1986).
     (c)      Articles Supplementary to the charter as filed with the State of
              Maryland on January 23, 1989 (incorporated by reference to
              Exhibit 4(c) to the Registration Statement on Form N-1A filed on
              April 28, 1989).
     (d)      Articles Supplementary to the charter filed with the State of
              Maryland on September 25, 1989 (incorporated by reference to
              Exhibit 4(d) to Post-Effective Amendment No. 5 to the
              Registration Statement on Form N-1A filed October 6, 1989).
     (e)      Articles supplementary to the charter filed with the State of
              Maryland on January 30, 1991 (incorporated by reference to
              Exhibit 4(e) to Post-Effective Amendment No. 8 to the
              Registration Statement on Form N-1A filed January 30, 1991).
     (f)      Articles supplementary to the charter filed with the State of
              Maryland on April 27, 1992 (incorporated by reference to Exhibit
              4(f) to Post-Effective Amendment No. 10 to the Registration
              Statement on Form N-1A filed May 6, 1992).
     (g)      Articles supplementary to the charter filed with the State of
              Maryland on April 29, 1993 (incorporated by reference to Exhibit
              4(g) to Post-Effective Amendment No. 12 to the Registration
              Statement on Form N-1A filed May 10, 1993).
     (h)      Articles supplementary to the charter filed with the State of
              Maryland on September 23, 1993 (incorporated by reference to
              Exhibit 4(h) to Post-Effective Amendment No. 13 to the
              Registration Statement on Form N-1A filed September 30, 1993).

     (i) Articles supplementary to the charter filed with the State of Maryland on December 13, 1995 (incorporated by reference to
              Exhibit 4(i) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).
     (j) Articles supplementary to the charter filed with the State of Maryland on September 26, 1997 is filed herewith.

(5)  (a)      Investment Advisory Agreement (incorporated by reference to
              Exhibit 5(a) to the Registration Statement on Form N-1A filed on
              July 17, 1986).
     (b)      Investment Advisory Agreement (incorporated by reference to
              Exhibit 5(b) to the Registration Statement on Form N-1A filed on
              May 10, 1993).
     (c)      Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(c) to the Registration
              Statement on Form N-1A filed on September 30, 1993).
     (d)      Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(d) to the Registration
              Statement on Form N-1A filed on July 21, 1995).
     (e)      Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(e) to the Registration
              Statement on Form N-1A filed on December 22, 1995).

(6)  (a)      Distribution Agreement (incorporated by reference to Exhibit 6(a)
              to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed January 30, 1991).
     (b)      Distribution Agreement (incorporated by reference to Exhibit 6(b)
              to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
     (c)      Amended and Restated Distribution Agreement is filed herewith.

(7)   Not Applicable.

(8)  (a)      Custodian Agreement (incorporated by reference to Exhibit 8 to
              Pre-Effective Amendment No. 3 to the Registration Statement on
              Form N-1A filed December 23, 1985).
     (b)      Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the
              Registration Statement on Form N-1A filed October 6, 1989).
     (c)      Custodian Agreement for all foreign securities held by the Fund
              (incorporated by reference to Exhibit 8 to Post-Effective
              Amendment No. 10 to the Registration Statement on Form N-1A filed on May 6, 1992).

(9)  (a)      Transfer Agent Agreement (incorporated by reference to Exhibit
              9(a) to Pre-Effective Amendment No. 12 to the Registration
              Statement on Form N-1A filed May 10, 1993).
     (b)      Transfer Agent Agreement (incorporated by reference to Exhibit
              9(b) to Post-Effective Amendment No. 13 to the Registration
              Statement on Form N-1A filed September 30, 1993).
     (c)      Transfer Agent Agreement (incorporated by reference to Exhibit
              9(c) to Post-Effective Amendment No. 17 to the Registration
              Statement on Form N-1A filed May 26, 1995).
     (d)      Transfer Agent Agreement (incorporated by reference to Exhibit
              9(d) to Post-Effective Amendment No. 18 to the Registration
              Statement on Form N-1A filed July 21, 1995).
     (e)      Transfer Agent Agreement (incorporated by reference to Exhibit
              9(e) to Post-Effective Amendment No. 20 to the Registration
              Statement on Form N-1A filed December 22, 1995).
     (f)      Form of Dealer Agreement is filed herewith.

(10) Opinion of Morgan, Lewis & Bockius LLP was filed with Registrant's Rule 24f-2 Notice relating to the fiscal year ending December 31, 1992 on February 24, 1993. Registrant filed its Rule 24f-2 Notice relating to the Fiscal year ending December 31, 1994 on February 25, 1995. Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 30, 1996. Registrant filed its Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 20, 1997.

(11) (a) Consent of Deloitte & Touche, LLP, is filed herewith.
     (b) Consent of Coopers & Lybrand, L.L.P. is filed herewith.

(12) Not Applicable.

(13) Investment letters (incorporated by reference to Exhibit #13, to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).

(14) Not Applicable

(15) Form of 12b-1 Plan with respect to Class B Shares is filed herewith. Rule 12b-1 Plans for Class C, Class D and Class E Shares have been omitted because they are substantially identical to the Class B Shares Plan and differ from the Class B Shares Plan only in reference to the Class to which the plan relates.

(16) (a) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #16, to Pre-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995.
     (b) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #16, to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on March 6, 1996.
     (c) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #24, to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on November 22, 1996.
     (d) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #24, to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 18, 1997.

(17) Financial Data Schedules are filed herewith.

(18) Rule 18f-3 Plan is filed herewith.

ITEM 25.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Reference is made to Part B of the Registration Statement, under the heading "Management."

ITEM 26.

     NUMBER OF HOLDERS OF SECURITIES.

     As of  September 22, 1997:

        (1)                            (2)
        Title of Class                 Number of record holders

    Small Cap Series                   2,243
    International Series               1,972
    World Opportunities Series         1,937
    Maximum Horizon Series             202
    Defensive Series                   38
    Tax Managed Series                 47
    Diversified Tax Exempt Series      225
    Ohio Tax Exempt Series             90
    NY Tax Exempt Series               375
    Flexible Yield Series III          31
    Flexible Yield Series II           20
    Flexible Yield Series I            26
    Blended Asset Series II            906
    Blended Asset Series I             326




ITEM 27.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 28.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Manning & Napier Advisors, Inc. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

ITEM 29.

PRINCIPAL UNDERWRITERS.

(a) Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.


    Name & Principal              Positions & Offices      Positions & Offices
    Business Address              with Distributor         with Registrant
    ----------------              ----------------         ---------------

    B. Reuben Auspitz             President & Director     Director & Vice
    1100 Chase Square                                      President
    Rochester, NY 14604

    Julie Raschella               Director                 N/A
    1100 Chase Square
    Rochester, NY 14604

    Beth A. Hendershot Galusha    Treasurer                Chief Financial &
    1100 Chase Square                                      Accounting Officer,
    Rochester, NY 14604                                    Treasurer

    Amy Williams                  Corporate Secretary      N/A
    1100 Chase Square
    Rochester, NY 14604

    George Nobiliski              Director                 N/A
    1100 Chase Square
    Rochester, NY 14604

(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM 30.

LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM 31.

MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.

UNDERTAKINGS.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 22nd day of October 1997.

                                                 Manning & Napier Fund, Inc.
                                                 (Registrant)

                                                 By: /s/ William Manning
                                                     -----------------------
                                                     William Manning
                                                     President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


 SIGNATURE                   TITLE                         DATE

/s/ William Manning
------------------------
 William Manning             Principal Executive Officer   October 22, 1997

/s/ B. Reuben Auspitz
------------------------
 B. Reuben Auspitz           Director and Officer          October 22, 1997

/s/ Martin F. Birmingham
------------------------
 Martin F. Birmingham        Director                      October 22, 1997

/s/ Harris H. Rusitzky
------------------------
 Harris H. Rusitzky          Director                      October 22, 1997

/s/ Peter L. Faber
------------------------
 Peter L. Faber              Director                      October 22, 1997

/s/ Stephen B. Ashley
------------------------
 Stephen B. Ashley           Director                      October 22, 1997

/s/ Beth Hendershot Galusha
---------------------------
 Beth Hendershot Galusha     Chief Financial & Accounting  October 22, 1997
                             Officer, Treasurer

                                    EXHIBIT INDEX

EX-99.B1(i)   Articles of Incorporation (incorporated by reference to Exhibit
              (1)(i) to the Registration Statement on Form N-1A (File No.
              2-92633) filed on August 7, 1984).
EX-99.B1(ii)  Articles of Amendment (incorporated by reference to Exhibit
              (1)(ii) to Pre-Effective Amendment No. 2 to the Registration
              Statement on Form N-1A filed on June 10, 1985).
EX-99.B1(iii) Articles of Amendment (incorporated by reference to Exhibit to
              Pre-Effective Amendment No. 3 to the Registration Statement on
              Form N-1A filed on December 23, 1985).
EX-99.B1(iv)  Articles of Amendment (incorporated by reference to Exhibit
              (1)(iv) to the Registration Statement on Form N-1A filed on July
              17, 1986).
EX-99.B1(v)   Articles of Amendment are filed herewith.
EX-99.B2(a)   By-Laws (incorporated by reference to Exhibit (2) to the
              Registration Statement on Form N-1A filed on August 7, 1984).
EX-99.B2(b)   Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to
              the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28, 1988).
EX-99.B2(c)   Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post-Effective Amendment No. 8 to
              the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30, 1991).
EX-99.B4(a)   Specimen Stock Certificate (incorporated by reference to Exhibit
              (4a) to the Registration Statement on Form N-1A filed on July 17,
              1986).
EX-99.B4(b)   Articles Supplementary to the charter as filed with the State of
              Maryland on July 10, 1986 (incorporated by reference to Exhibit
              (4b) to the Registration Statement on Form N-1A filed on July 17,
              1986).
EX-99.B4(c)   Articles Supplementary to the charter as filed with the State of
              Maryland on January 23, 1989 (incorporated by reference to
              Exhibit 4(c) to the Registration Statement on Form N-1A filed on
              April 28, 1989).
EX-99.B4(d)   Articles Supplementary to the charter filed with the State of
              Maryland on September 25, 1989 (incorporated by reference to
              Exhibit 4(d) to Post-Effective Amendment No. 5 to the
              Registration Statement on Form N-1A filed October 6, 1989).
EX-99.B4(e)   Articles supplementary to the charter filed with the State of
              Maryland on January 30, 1991 (incorporated by reference to
              Exhibit 4(e) to Post-Effective Amendment No. 8 to the
              Registration Statement on Form N-1A filed January 30, 1991).
EX-99.B4(f)   Articles supplementary to the charter filed with the State of
              Maryland on April 27, 1992 (incorporated by reference to Exhibit
              4(f) to Post-Effective Amendment No. 10 to the Registration
              Statement on Form N-1A filed May 6, 1992).
EX-99.B4(g)   Articles supplementary to the charter filed with the State of
              Maryland on April 29, 1993 (incorporated by reference to Exhibit
              4(g) to Post-Effective Amendment No. 12 to the Registration
              Statement on Form N-1A filed May 10, 1993).
EX-99.B4(h)   Articles supplementary to the charter filed with the State of
              Maryland on September 23, 1993 (incorporated by reference to
              Exhibit 4(h) to Post-Effective Amendment No. 13 to the
              Registration Statement on Form N-1A filed September 30, 1993).
EX-99.B4(i)   Articles supplementary to the charter filed with the State of
              Maryland on December 13, 1995 (incorporated by reference to
              Exhibit 4(i) to Post-Effective Amendment No. 20 to the
              Registration Statement on Form N-1A filed December 22, 1995).
EX-99.B4(j)   Articles supplementary to the charter filed with the State of
              Maryland on September 26, 1997 is filed herewith.

EX-99.B5(a)   Investment Advisory Agreement (incorporated by reference to
              Exhibit 5(a) to the Registration Statement on Form N-1A filed on
              July 17, 1986).
EX-99.B5(b)   Investment Advisory Agreement (incorporated by reference to
              Exhibit 5(b) to the Registration Statement on Form N-1A filed on
              May 10, 1993).
EX-99.B5(c)   Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(c) to the Registration
              Statement on Form N-1A filed on September 30, 1993).
EX-99.B5(d)   Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(d) to the Registration
              Statement on Form N-1A filed on July 21, 1995).
EX-99.B5(e)   Supplement to Schedule A of the Investment Advisory Agreement
              (incorporated by reference to Exhibit 5(e) to the Registration
              Statement on Form N-1A filed on December 22, 1995).

EX-99.B6(a)   Distribution Agreement (incorporated by reference to Exhibit 6(a)
              to Post-Effective Amendment No. 8 to the Registration Statement
              on Form N-1A filed January 30, 1991).
EX-99.B6(b)   Distribution Agreement (incorporated by reference to Exhibit 6(b)
              to Post-Effective Amendment No. 12 to the Registration Statement
              on Form N-1A filed May 10, 1993).
EX-99.B6(c)   Amended and Restated Distribution Agreement is filed herewith.

EX-99.B8(a)   Custodian Agreement (incorporated by reference to Exhibit 8 to
              Pre-Effective Amendment No. 3 to the Registration Statement on
              Form N-1A filed December 23, 1985).
EX-99.B8(b)   Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the
              Registration Statement on Form N-1A filed October 6, 1989).
EX-99.B8(c)   Custodian Agreement for all foreign securities held by the Fund
              (incorporated by reference to Exhibit 8 to Post-Effective
              Amendment No. 10 to the Registration Statement on Form N-1A filed on May 6, 1992).

EX-99.B9(a)   Transfer Agent Agreement (incorporated by reference to Exhibit
              9(a) to Pre-Effective Amendment No. 12 to the Registration
              Statement on Form N-1A filed May 10, 1993).
EX-99.B9(b)   Transfer Agent Agreement (incorporated by reference to Exhibit
              9(b) to Post-Effective Amendment No. 13 to the Registration
              Statement on Form N-1A filed September 30, 1993).
EX-99.B9(c)   Transfer Agent Agreement (incorporated by reference to Exhibit
              9(c) to Post-Effective Amendment No. 17 to the Registration
              Statement on Form N-1A filed May 26, 1995).
EX-99.B9(d)   Transfer Agent Agreement (incorporated by reference to Exhibit
              9(d) to Post-Effective Amendment No. 18 to the Registration
              Statement on Form N-1A filed July 21, 1995).
EX-99.B9(e)   Transfer Agent Agreement (incorporated by reference to Exhibit
              9(e) to Post-Effective Amendment No. 20 to the Registration
              Statement on Form N-1A filed December 22, 1995).
EX-99.B9(f)   Form of Dealer Agreement is filed herewith.
EX-99.B10     Opinion of Morgan, Lewis & Bockius LLP was filed with
              Registrant's Rule 24f-2 Notice relating to the fiscal year ending
              December 31, 1992 on February 24, 1993.  Registrant filed its Rule
              24f-2 Notice relating to the Fiscal year ending December 31, 1994 on February 25, 1995. Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 30, 1996.
              Registrant filed its Rule 24f-2 Notice for its fiscal year ended
              December 31, 1996 on February 20, 1997.


EX-99.B11(a) Consent of Deloitte & Touche, LLP, is filed herewith. EX-99.B11(b) Consent of Coopers & Lybrand, L.L.P. is filed herewith.
EX-99.B13     Investment letters (incorporated by reference to Exhibit #13, to
              Pre-Effective Amendment No. 3 to the Registration Statement on
              Form N-1A filed on December 23, 1985).
EX-99.B15     Form of Rule 12b-1 Plan with respect to Class B Shares is filed herewith. Rule 12b-1 Plans for Class C, D and E Shares have been omitted because they are substantially identical to the Class B Shares Plan and differ from the Class B Plan only in references to the Class to which the Plan relates.

EX-99.B16(a)  Schedule for computation of each performance quotation
              (incorporated  by reference to Exhibit #16, to Pre-Effective
              Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995.
EX-99.B16(b)  Schedule for computation of each performance quotation
              (incorporated by reference to Exhibit #16, to Post-Effective
              Amendment No. 21 to the Registration Statement on Form N-1A filed on March 6, 1996.
EX-99.B16(c)  Schedule for computation of each performance quotation
              (incorporated by reference to Exhibit #24, to Post-Effective
              Amendment No. 24 to the Registration Statement on Form N-1A filed on November 22, 1996.
EX-99.B16(d)  Schedule for computation of each performance quotation
              (incorporated by reference to Exhibit #24, to Post-Effective
              Amendment No. 25 to the Registration Statement on Form N-1A filed on April 18, 1997.
EX-99.B18     Rule 18f-3 Plan is filed herewith.
EX-99.B27     Financial Data Schedules are filed herewith.